UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2024

Date of reporting period:	January 1, 2024 – June 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam VT Global Asset Allocation Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Putnam VT Global Asset Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IA1	$44	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$105,216,545
Total Number of Portfolio Holdings*	1,361
Portfolio Turnover Rate	121%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Global Asset Allocation Fund	PAGE 1	38923-STSIA-0824

Putnam VT Global Asset Allocation Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Putnam VT Global Asset Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IB1	$58	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$105,216,545
Total Number of Portfolio Holdings*	1,361
Portfolio Turnover Rate	121%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Global Asset Allocation Fund	PAGE 1	38923-STSIB-0824

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
VT Global Asset Allocation Fund

Financial Statements and Other Important Information

Semiannual | June 30, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 6/30/24 (Unaudited)

COMMON STOCKS (65.1%)*	Shares	Value
Basic materials (2.8%)
Alcoa Corp.	1,357	$53,981
AptarGroup, Inc.	384	54,071
ArcelorMittal SA (France)	3,681	83,920
Archer-Daniels-Midland Co.	7,203	435,421
Arkema SA (France)	402	34,757
Axalta Coating Systems, Ltd. †	1,545	52,793
BHP Group, Ltd. (ASE Exchange) (Australia)	2,437	69,811
BHP Group, Ltd. (London Exchange) (Australia)	425	12,171
Builders FirstSource, Inc. †	1,066	147,545
CF Industries Holdings, Inc.	780	57,814
Cie de Saint-Gobain SA (France)	1,398	108,263
Cleveland-Cliffs, Inc. †	1,954	30,072
CRH PLC (London Exchange)	636	47,154
Dow, Inc.	1,046	55,490
Eastman Chemical Co.	597	58,488
Fortescue, Ltd. (Australia)	6,862	98,031
Fortune Brands Innovations, Inc.	875	56,823
Freeport-McMoRan, Inc.	1,180	57,348
Glencore PLC (United Kingdom)	8,856	50,495
HeidelbergCement AG (Germany)	951	98,546
Holcim AG (Switzerland)	1,407	124,792
Huntsman Corp.	2,481	56,492
Kingspan Group PLC (Ireland)	372	31,518
Linde PLC	140	61,433
Louisiana-Pacific Corp.	630	51,868
LyondellBasell Industries NV Class A	609	58,257
Mosaic Co. (The)	1,993	57,598
Northern Star Resources, Inc. (Australia)	1,404	12,065
Nucor Corp.	365	57,699
Packaging Corp. of America	309	56,411
PPG Industries, Inc.	444	55,895
Prysmian SpA (Italy)	810	49,903
Rio Tinto PLC (United Kingdom)	1,460	96,106
ROCKWOOL International A/S (Denmark)	68	27,560
Sherwin-Williams Co. (The)	189	56,403
Shin-Etsu Chemical Co., Ltd. (Japan)	3,400	132,247
Steel Dynamics, Inc.	459	59,441
Vat Group AG (Switzerland)	39	21,951
Weyerhaeuser Co. R	2,909	82,587
Yara International ASA (Norway)	250	7,200
		2,820,420
Capital goods (2.4%)
A.O. Smith Corp.	733	59,945
ABB, Ltd. (Switzerland)	2,703	149,633
Airbus SE (France)	506	69,770
Allegion PLC (Ireland)	489	57,775
Atlas Copco AB Class A (Sweden)	2,819	53,128
BAE Systems PLC (United Kingdom)	1,959	32,710
Boeing Co. (The) †	573	104,292
Caterpillar, Inc.	190	63,289
Crane Co.	392	56,832
Crown Holdings, Inc.	702	52,222
Cummins, Inc.	213	58,986
Curtiss-Wright Corp.	202	54,738
Dassault Aviation SA (France)	139	25,188
Deere & Co.	157	58,660
Donaldson Co., Inc.	779	55,745
Eaton Corp. PLC	164	51,422
Flowserve Corp.	1,164	55,988

Putnam VT Global Asset Allocation Fund 1

COMMON STOCKS (65.1%)* cont.	Shares	Value
Capital goods cont.
Fortive Corp.	819	$60,688
GEA Group AG (Germany)	904	37,589
Gentex Corp.	1,717	57,880
Graco, Inc.	331	26,242
Hitachi, Ltd. (Japan)	4,500	101,437
Honeywell International, Inc.	282	60,218
ITT, Inc.	228	29,453
Legrand SA (France)	293	29,198
Lincoln Electric Holdings, Inc.	304	57,347
Lockheed Martin Corp.	378	176,564
Northrop Grumman Corp.	151	65,828
Parker Hannifin Corp.	87	44,005
Schindler Holding AG (Switzerland)	172	43,097
Sembcorp Industries, Ltd. (Singapore)	1,800	6,364
Smiths Group PLC (United Kingdom)	1,337	28,841
Textron, Inc.	633	54,349
Veralto Corp.	571	54,513
Vertiv Holdings Co. Class A	4,314	373,463
Vinci SA (France)	1,003	105,510
Waste Management, Inc.	136	29,014
		2,501,923
Communication services (1.6%)
American Tower Corp. R	296	57,536
AT&T, Inc.	17,844	340,999
Comcast Corp. Class A	15,010	587,792
Crown Castle, Inc. R	590	57,643
Iridium Communications, Inc.	1,838	48,928
KDDI Corp. (Japan)	4,700	124,551
Telstra Group, Ltd. (Australia)	24,173	58,253
Verizon Communications, Inc.	9,024	372,150
		1,647,852
Communications equipment (0.2%)
Arista Networks, Inc. †	201	70,446
Motorola Solutions, Inc.	480	185,304
		255,750
Computers (4.8%)
Apple, Inc.	20,446	4,306,337
Check Point Software Technologies, Ltd. (Israel) †	100	16,500
Cisco Systems, Inc.	3,585	170,323
CrowdStrike Holdings, Inc. Class A †	178	68,208
Dropbox, Inc. Class A †	2,558	57,478
NetApp, Inc.	536	69,037
Procore Technologies, Inc. †	872	57,822
ServiceNow, Inc. †	80	62,934
Smartsheet, Inc. Class A †	1,340	59,067
Snowflake, Inc. Class A †	404	54,576
SS&C Technologies Holdings, Inc.	919	57,594
Teradata Corp. †	1,724	59,581
Zoom Video Communications, Inc. Class A †	936	55,402
		5,094,859
Conglomerates (1.3%)
3M Co.	7,609	777,564
AMETEK, Inc.	1,545	257,567
General Electric Co.	355	56,434
Marubeni Corp. (Japan)	3,200	59,775
Mitsubishi Corp. (Japan)	6,300	123,912
Mitsui & Co., Ltd. (Japan)	5,400	123,183
		1,398,435
Consumer cyclicals (10.6%)
Amazon.com, Inc. †	13,217	2,554,185
Aristocrat Leisure, Ltd. (Australia)	3,480	115,063

2 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (65.1%)* cont.	Shares	Value
Consumer cyclicals cont.
Associated British Foods PLC (United Kingdom)	2,211	$68,803
Automatic Data Processing, Inc.	3,110	742,326
AutoZone, Inc. †	21	62,246
Block, Inc. Class A †	1,312	84,611
Booking Holdings, Inc.	109	431,804
Clorox Co. (The)	436	59,501
Crocs, Inc. †	390	56,917
Daimler Truck Holding AG (Germany)	568	22,598
Deckers Outdoor Corp. †	62	60,013
Dollar Tree, Inc. †	505	53,919
Ecolab, Inc.	281	66,878
Euronet Worldwide, Inc. †	505	52,268
Expedia Group, Inc. †	3,006	378,726
Fast Retailing Co., Ltd. (Japan)	300	76,108
Ford Motor Co.	4,715	59,126
Global Payments, Inc.	1,174	113,526
Hermes International (France)	59	135,801
Hilton Worldwide Holdings, Inc.	272	59,350
Home Depot, Inc. (The)	587	202,069
Hoshizaki Corp. (Japan)	400	12,724
Host Hotels & Resorts, Inc. R	3,070	55,199
Industria de Diseno Textil SA (Spain)	2,771	136,936
InterContinental Hotels Group PLC (United Kingdom)	292	30,614
Kimberly-Clark Corp.	465	64,263
La Francaise des Jeux SAEM (France)	658	22,338
Las Vegas Sands Corp.	1,355	59,959
Lennar Corp. Class A	356	53,354
LVMH Moet Hennessy Louis Vuitton SA (France)	39	29,950
Mastercard, Inc. Class A	1,574	694,386
Mohawk Industries, Inc. †	490	55,659
MSA Safety, Inc.	326	61,187
Netflix, Inc. †	1,320	890,842
Next PLC (United Kingdom)	485	55,461
Nintendo Co., Ltd. (Japan)	1,100	58,774
O’Reilly Automotive, Inc. †	71	74,980
Owens Corning	325	56,459
PACCAR, Inc.	526	54,146
Panasonic Holdings Corp. (Japan)	1,000	8,216
Pandora A/S (Denmark)	597	89,688
PayPal Holdings, Inc. †	10,021	581,519
Publicis Groupe SA (France)	1,006	106,629
Rational AG (Germany)	27	22,506
Ross Stores, Inc.	1,332	193,566
Stellantis NV (Italy)	2,974	58,530
Subaru Corp. (Japan)	4,900	104,369
Target Corp.	332	49,149
Taylor Wimpey PLC (United Kingdom)	9,477	16,935
Tesla, Inc. †	2,585	511,520
TJX Cos., Inc. (The)	1,339	147,424
Toll Brothers, Inc.	456	52,522
TOPPAN Holdings, Inc. (Japan)	1,800	49,823
Toyota Motor Corp. (Japan)	2,200	45,294
Trade Desk, Inc. (The) Class A †	783	76,476
Volvo AB Class B (Sweden)	3,879	99,511
Walmart, Inc.	15,738	1,065,620
		11,202,366
Consumer staples (3.6%)
Auto Trader Group PLC (United Kingdom)	8,913	89,841
Boston Beer Co., Inc. (The) Class A †	196	59,790
Carlsberg A/S Class B (Denmark)	145	17,353
Chipotle Mexican Grill, Inc. †	850	53,253

Putnam VT Global Asset Allocation Fund 3

COMMON STOCKS (65.1%)* cont.	Shares	Value
Consumer staples cont.
CK Hutchison Holdings, Ltd. (Hong Kong)	4,500	$21,540
Coca-Cola Co. (The)	12,230	778,440
Coca-Cola HBC AG (Italy)	2,443	83,012
Colgate-Palmolive Co.	5,294	513,730
Costco Wholesale Corp.	66	56,099
DoorDash, Inc. Class A †	566	61,569
Etsy, Inc. †	913	53,849
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	296	26,378
Imperial Brands PLC (United Kingdom)	4,593	117,598
Jeronimo Martins SGPS SA (Portugal)	282	5,507
Koninklijke Ahold Delhaize NV (Netherlands)	3,032	89,491
L’Oreal SA (France)	222	97,617
Maplebear, Inc. †	1,646	52,902
McDonald’s Corp.	218	55,555
Molson Coors Beverage Co. Class B	1,055	53,626
Monster Beverage Corp. †	1,415	70,679
Nestle SA (Switzerland)	604	61,655
Nissin Food Products Co., Ltd. (Japan)	2,200	55,815
Philip Morris International, Inc.	1,460	147,942
Procter & Gamble Co. (The)	386	63,659
Reckitt Benckiser Group PLC (United Kingdom)	224	12,088
Recruit Holdings Co., Ltd. (Japan)	2,400	129,165
Robert Half, Inc.	912	58,350
Starbucks Corp.	760	59,166
Sysco Corp.	762	54,399
Tesco PLC (United Kingdom)	15,987	61,893
Uber Technologies, Inc. †	7,748	563,125
Ulta Beauty, Inc. †	141	54,408
Unilever PLC (United Kingdom)	1,812	99,764
WH Group, Ltd. (Hong Kong)	42,000	27,632
		3,806,890
Electronics (5.5%)
Broadcom, Inc.	223	358,033
Garmin, Ltd.	352	57,348
Hoya Corp. (Japan)	1,000	117,008
Keysight Technologies, Inc. †	415	56,751
Monolithic Power Systems, Inc.	78	64,091
nVent Electric PLC (United Kingdom)	728	55,772
NVIDIA Corp.	30,850	3,811,209
Qorvo, Inc. †	554	64,286
Qualcomm, Inc.	4,596	915,431
Rockwell Automation, Inc.	222	61,112
TD SYNNEX Corp.	435	50,199
Trimble Inc. †	3,186	178,161
		5,789,401
Energy (2.3%)
Baker Hughes Co.	1,756	61,759
BP PLC (United Kingdom)	25,372	152,879
Cheniere Energy, Inc.	4,264	745,475
Chevron Corp.	413	64,601
ConocoPhillips	514	58,791
Coterra Energy, Inc.	2,157	57,527
DCC PLC (Ireland)	418	29,299
Devon Energy Corp.	1,210	57,354
Eneos Holdings, Inc. (Japan)	5,300	27,334
Enphase Energy, Inc. †	434	43,274
Equinor ASA (Norway)	4,108	117,377
Exxon Mobil Corp.	1,635	188,221
HF Sinclair Corp.	1,021	54,460
INPEX Corp. (Japan)	1,600	23,627
Marathon Petroleum Corp.	2,041	354,073

4 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (65.1%)* cont.	Shares	Value
Energy cont.
Repsol SA (Spain)	1,839	$28,987
Schlumberger, Ltd.	1,777	83,839
Shell PLC (United Kingdom)	1,046	37,591
Targa Resources Corp.	499	64,261
TechnipFMC PLC (United Kingdom)	2,381	62,263
TotalEnergies SE (France)	518	34,524
Valero Energy Corp.	412	64,585
		2,412,101
Financials (8.6%)
3i Group PLC (United Kingdom)	3,318	127,955
AerCap Holdings NV (Ireland)	100	9,320
Affiliated Managers Group, Inc.	346	54,056
AIA Group, Ltd. (Hong Kong)	9,600	65,097
AIB Group PLC (Ireland)	4,828	25,437
Allianz SE (Germany)	260	72,240
Allstate Corp. (The)	366	58,436
Ally Financial, Inc.	1,485	58,910
American Express Co.	271	62,750
American Financial Group, Inc.	452	55,605
American International Group, Inc.	745	55,309
Ameriprise Financial, Inc.	149	63,651
AvalonBay Communities, Inc. R	291	60,205
AXA SA (France)	352	11,590
Axis Capital Holdings, Ltd.	774	54,683
Banco Bilbao Vizcaya Argentaria SA (Spain)	11,926	118,978
Banco Santander SA (Spain)	25,895	120,020
Bank Hapoalim MB (Israel)	6,090	53,766
Bank of America Corp.	4,706	187,158
Bank of New York Mellon Corp. (The)	6,647	398,089
Berkshire Hathaway, Inc. Class B †	444	180,619
BlackRock, Inc.	70	55,112
Brixmor Property Group, Inc. R	2,662	61,466
Capital One Financial Corp.	438	60,641
CBRE Group, Inc. Class A †	669	59,615
Chubb, Ltd.	226	57,648
Citigroup, Inc.	12,086	766,978
Citizens Financial Group, Inc.	1,695	61,071
CME Group, Inc.	295	57,997
Commonwealth Bank of Australia (Australia)	101	8,574
Corebridge Financial, Inc.	1,957	56,988
Danske Bank A/S (Denmark)	232	6,907
DBS Group Holdings, Ltd. (Singapore)	3,820	100,660
Deutsche Boerse AG (Germany)	37	7,563
EPR Properties R	1,305	54,784
Equitable Holdings, Inc.	6,427	262,607
Equity Residential R	861	59,702
Erste Group Bank AG (Czech Republic)	1,401	66,353
Eurazeo SE (France)	173	13,845
Euronext NV (France)	550	50,775
Everest Group, Ltd.	152	57,915
Exor NV (Netherlands)	275	28,661
First Industrial Realty Trust, Inc. R	1,242	59,007
Globe Life, Inc.	659	54,223
Goldman Sachs Group, Inc. (The)	332	150,170
Goodman Group (Australia) R	1,783	41,092
HSBC Holdings PLC (United Kingdom)	15,895	137,555
Huntington Bancshares, Inc./OH	4,305	56,740
Intercontinental Exchange, Inc.	414	56,672
Intesa Sanpaolo SpA (Italy)	17,090	63,813
Investor AB Class B (Sweden)	4,924	135,173
Japan Exchange Group, Inc. (Japan)	1,900	44,540

Putnam VT Global Asset Allocation Fund 5

COMMON STOCKS (65.1%)* cont.	Shares	Value
Financials cont.
Jefferies Financial Group, Inc.	1,185	$58,966
JPMorgan Chase & Co.	4,165	842,413
Klepierre SA (France) R	2,108	56,485
Loews Corp.	765	57,176
LPL Financial Holdings, Inc.	197	55,022
Marsh & McLennan Cos., Inc.	255	53,734
MetLife, Inc.	7,821	548,956
MGIC Investment Corp.	2,626	56,590
Mid-America Apartment Communities, Inc. R	419	59,754
Mizrahi Tefahot Bank, Ltd. (Israel)	1,145	38,752
Morgan Stanley	607	58,994
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	284	142,010
National Australia Bank, Ltd. (Australia)	1,001	24,168
NN Group NV (Netherlands)	870	40,468
Nomura Holdings, Inc. (Japan)	900	5,193
Nordea Bank ABP (Finland)	9,657	115,091
Northern Trust Corp.	3,204	269,072
NU Holdings, Ltd./Cayman Islands Class A (Brazil) †	4,899	63,148
OneMain Holdings, Inc.	642	31,131
Oversea-Chinese Banking Corp., Ltd. (Singapore)	9,100	96,781
Park Hotels & Resorts, Inc.	3,511	52,595
Principal Financial Group, Inc.	736	57,739
Progressive Corp. (The)	271	56,289
Public Storage R	207	59,544
QBE Insurance Group, Ltd. (Australia)	1,594	18,486
Reinsurance Group of America, Inc.	594	121,930
SEI Investments Co.	881	56,992
Sekisui Chemical Co., Ltd. (Japan)	1,500	20,823
Simon Property Group, Inc. R	3,622	549,820
State Street Corp.	749	55,426
Synchrony Financial	1,405	66,302
Talanx AG (Germany)	211	16,847
Travelers Cos., Inc. (The)	271	55,105
UniCredit SpA (Italy)	2,765	103,025
Unum Group	1,105	56,477
Virtu Financial, Inc. Class A	2,457	55,160
Webster Financial Corp.	1,409	61,418
Wells Fargo & Co.	898	53,332
Willis Towers Watson PLC	233	61,079
Zions Bancorp NA	1,412	61,238
Zurich Insurance Group AG (Switzerland)	173	92,038
		9,054,290
Health care (7.1%)
10x Genomics, Inc. Class A †	2,166	42,129
Abbott Laboratories	2,507	260,502
AbbVie, Inc.	2,556	438,405
Alnylam Pharmaceuticals, Inc. †	372	90,396
Amgen, Inc.	197	61,553
AstraZeneca PLC (United Kingdom)	262	40,845
Becton, Dickinson and Co.	1,293	302,187
Bio-Rad Laboratories, Inc. Class A †	197	53,803
Boston Scientific Corp. †	780	60,068
Bristol-Myers Squibb Co.	5,066	210,391
Cardinal Health, Inc.	594	58,402
Chugai Pharmaceutical Co., Ltd. (Japan)	1,900	67,824
Cigna Group (The)	1,202	397,345
CVS Health Corp.	993	58,647
Daiichi Sankyo Co., Ltd. (Japan)	200	6,987
Danaher Corp.	231	57,715
Demant A/S (Denmark) †	920	39,763
Dexcom, Inc. †	427	48,413

6 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (65.1%)* cont.	Shares	Value
Health care cont.
Edwards Lifesciences Corp. †	654	$60,410
Elanco Animal Health, Inc. †	3,134	45,224
Elevance Health, Inc.	127	68,816
Eli Lilly and Co.	1,568	1,419,636
Eurofins Scientific (Luxembourg)	111	5,519
Exelixis, Inc. †	5,087	114,305
Fresenius SE & Co. KGaA (Germany) †	1,916	57,228
FUJIFILM Holdings Corp. (Japan)	2,300	54,073
GSK PLC (United Kingdom)	7,003	134,968
HCA Healthcare, Inc.	204	65,541
Hologic, Inc. †	755	56,059
IDEXX Laboratories, Inc. †	121	58,951
Incyte Corp. †	3,115	188,831
Insulet Corp. †	301	60,742
Ipsen SA (France)	233	28,519
Johnson & Johnson	403	58,902
M3, Inc. (Japan)	2,400	23,046
McKesson Corp.	106	61,908
Medpace Holdings, Inc. †	139	57,247
Medtronic PLC	734	57,773
Merck & Co., Inc.	8,043	995,723
Neurocrine Biosciences, Inc. †	455	62,640
Novartis AG (Switzerland)	2,242	240,191
Novo Nordisk A/S Class B (Denmark)	2,695	384,997
Olympus Corp. (Japan)	700	11,262
Ono Pharmaceutical Co., Ltd. (Japan)	2,300	31,405
QIAGEN NV (Netherlands)	1,295	53,212
Regeneron Pharmaceuticals, Inc. †	64	67,266
Roche Holding AG (Switzerland)	80	22,201
Shionogi & Co., Ltd. (Japan)	900	35,202
Solventum Corp. †	1,062	56,159
Sonic Healthcare, Ltd. (Australia)	1,054	18,403
Stryker Corp.	170	57,843
Teladoc Health, Inc. †	2,832	27,697
Tenet Healthcare Corp. †	433	57,602
Thermo Fisher Scientific, Inc.	95	52,535
Ultragenyx Pharmaceutical, Inc. †	1,395	57,335
UnitedHealth Group, Inc.	121	61,620
Vertex Pharmaceuticals, Inc. †	311	145,772
West Pharmaceutical Services, Inc.	91	29,974
		7,442,112
Semiconductor (1.0%)
Applied Materials, Inc.	565	133,334
ASML Holding NV (Netherlands)	346	356,967
Disco Corp. (Japan)	300	114,952
KLA Corp.	414	341,347
Lam Research Corp.	68	72,410
Renesas Electronics Corp. (Japan)	4,100	77,412
		1,096,422
Software (5.6%)
Adobe, Inc. †	1,607	892,753
Amdocs, Ltd.	719	56,743
Atlassian Corp. Class A †	391	69,160
Autodesk, Inc. †	265	65,574
Cadence Design Systems, Inc. †	2,405	740,139
F5, Inc. †	357	61,486
Guidewire Software, Inc. †	453	62,464
Manhattan Associates, Inc. †	253	62,410
Microsoft Corp.	7,052	3,151,891
Nexon Co., Ltd. (Japan)	700	13,001
Paycom Software, Inc.	405	57,931

Putnam VT Global Asset Allocation Fund 7

COMMON STOCKS (65.1%)* cont.	Shares	Value
Software cont.
Pegasystems, Inc.	858	$51,935
ROBLOX Corp. Class A †	1,323	49,229
SAP SE (Germany)	81	16,446
Square Enix Holdings Co., Ltd. (Japan)	900	27,035
TIS, Inc. (Japan)	1,100	21,276
Veeva Systems, Inc. Class A †	2,260	413,603
Workday, Inc. Class A †	289	64,609
		5,877,685
Technology services (4.9%)
Accenture PLC Class A	204	61,896
Alphabet, Inc. Class A	13,302	2,422,959
DocuSign, Inc. †	2,617	140,010
eBay, Inc.	1,136	61,026
GoDaddy, Inc. Class A †	417	58,259
Leidos Holdings, Inc.	364	53,100
Meta Platforms, Inc. Class A	3,576	1,803,091
Pinterest, Inc. Class A †	1,321	58,216
Prosus NV (China)	1,750	61,994
Roku, Inc. †	978	58,612
Salesforce, Inc.	918	236,018
VeriSign, Inc. †	311	55,296
Western Union Co. (The)	4,449	54,367
		5,124,844
Transportation (0.9%)
Aena SME SA (Spain)	265	53,450
Aurizon Holdings, Ltd. (Australia)	11,095	26,935
CSX Corp.	1,660	55,527
Deutsche Post AG (Germany)	1,626	65,790
FedEx Corp.	230	68,963
Kawasaki Kisen Kaisha, Ltd. (Japan)	600	8,751
Norfolk Southern Corp.	255	54,746
Qantas Airways, Ltd. (voting rights) (Australia) †	20,642	80,318
Union Pacific Corp.	2,068	467,906
United Parcel Service, Inc. Class B	419	57,340
Westinghouse Air Brake Technologies Corp.	359	56,740
		996,466
Utilities and power (1.9%)
American Electric Power Co., Inc.	650	57,031
Centrica PLC (United Kingdom)	39,839	67,738
CLP Holdings, Ltd. (Hong Kong)	1,000	8,087
Constellation Energy Corp.	300	60,081
Dominion Energy, Inc.	1,125	55,125
DTE Energy Co.	531	58,946
Duke Energy Corp.	575	57,632
E.ON SE (Germany)	7,440	97,504
Edison International	814	58,453
Enel SpA (Italy)	13,244	92,384
Eni SpA (Italy)	1,461	22,500
Entergy Corp.	534	57,138
Eversource Energy	993	56,313
Exelon Corp.	10,653	368,700
Kansai Electric Power Co., Inc. (The) (Japan)	3,600	60,635
National Fuel Gas co.	996	53,973
NextEra Energy, Inc.	747	52,895
Osaka Gas Co., Ltd. (Japan)	900	19,870
PG&E Corp.	9,009	157,297
Public Service Enterprise Group, Inc.	768	56,602
RWE AG (Germany)	608	20,800
Tokyo Gas Co., Ltd. (Japan)	2,500	53,338
UGI Corp.	2,239	51,273

8 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (65.1%)* cont.	Shares	Value
Utilities and power cont.
Vistra Corp.	3,142	$270,149
Xcel Energy, Inc.	1,087	58,057
		1,972,521
Total common stocks (cost $41,506,678)		$68,494,337

CORPORATE BONDS AND NOTES (11.5%)*	Principal amount	Value
Basic materials (0.8%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	$20,000	$21,346
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30	10,000	10,323
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29	5,000	4,674
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	15,000	14,800
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	10,000	10,191
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	10,000	9,110
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	13,000	13,029
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	15,000	13,895
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	5,000	5,007
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32	5,000	4,420
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34	5,000	4,950
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	15,000	15,414
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	10,000	10,285
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	53,000	53,791
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	15,000	13,776
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	50,000	43,613
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	5,000	4,508
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30	5,000	4,571
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	5,000	4,274
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	20,000	19,690
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)	10,000	9,887
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	15,000	14,770
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 5.371%, 4/4/29	10,000	9,954
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	34,000	28,749
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30	5,000	4,464
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	5,000	4,481
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	15,000	14,927
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31	15,000	12,282
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	10,000	9,063
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada) ‡‡	15,000	14,288
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC. Co-Issuer, 144A sr. notes 6.00%, 9/15/28 (Canada)	10,000	9,669
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	20,000	19,284
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	5,000	3,282
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	10,000	8,337
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 1.832%, 10/15/27	5,000	4,464
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29	10,000	9,074
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29	15,000	14,197
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27	10,000	10,006
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27	15,000	15,300
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)	10,000	8,801
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)	5,000	5,378
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32	10,000	10,050
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	15,000	13,916
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	20,000	18,389
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	25,000	22,279
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28	5,000	4,666
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30	10,000	9,153
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29	10,000	10,763
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	20,000	18,585
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	15,000	14,086
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	35,000	33,332
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31	10,000	10,575
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	10,000	9,129

Putnam VT Global Asset Allocation Fund 9

CORPORATE BONDS AND NOTES (11.5%)* cont.	Principal amount	Value
Basic materials cont.
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29	$15,000	$13,540
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37	10,000	9,957
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	40,000	25,184
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	20,000	13,581
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26	30,000	28,866
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	30,000	34,222
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	11,318
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31	15,000	15,169
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29	10,000	9,217
		848,301
Capital goods (0.7%)
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	2,000	1,996
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	23,000	20,946
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	44,000	41,338
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40	5,000	4,610
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27	13,000	11,985
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29	5,000	4,436
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	90,000	89,635
Boeing Co. (The) 144A sr. unsec. notes 6.388%, 5/1/31	10,000	10,181
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29	13,000	13,183
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27	7,000	7,047
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)	5,000	5,069
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)	10,000	10,808
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30	15,000	15,500
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31	5,000	5,417
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	9,000	8,997
Clarios Global LP 144A sr. notes 6.75%, 5/15/28	5,000	5,060
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31	5,000	5,013
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	10,332
Garrett Motion Holdings, Inc./Garrett LX I Sarl 144A company guaranty sr. unsec. notes 7.75%, 5/31/32	5,000	5,067
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)	10,000	9,438
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)	5,000	5,101
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	20,000	17,846
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	55,000	43,108
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	27,000	24,519
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	65,000	55,826
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	6,000	5,855
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	10,000	9,326
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	15,000	13,956
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	9,000	8,785
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	15,000	13,165
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	15,000	14,974
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	15,000	15,085
Republic Services, Inc. sr. unsec. unsub notes. 5.00%, 11/15/29	60,000	59,766
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28	5,000	5,094
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	5,000	5,206
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29	5,000	4,601
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40	20,000	18,147
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	5,000	4,948
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	5,000	4,813
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30	15,000	16,547
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29	5,000	5,383
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	10,000	9,489
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27	10,000	9,819
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	10,000	9,367
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30	10,000	10,209
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28	10,000	10,100
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32	10,000	10,101
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	10,000	9,775
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	2,000	1,738

10 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (11.5%)* cont.	Principal amount	Value
Capital goods cont.
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	$30,000	$28,037
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	33,000	32,897
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32	5,000	5,053
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29	5,000	5,018
Wrangler Holdco Corp. 144A company guaranty sr. unsec. sub. notes 6.625%, 4/1/32	5,000	4,978
		784,690
Communication services (1.2%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	5,000	4,229
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	125,000	117,275
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	7,000	6,475
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	41,000	27,642
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	15,000	14,477
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	60,000	47,709
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	66,595
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	7,000	6,837
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	8,000	7,278
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	60,000	51,968
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	10,000	8,164
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32	15,000	12,285
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	27,000	23,076
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	10,000	7,336
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	11,000	10,893
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	110,000	66,890
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	19,000	13,406
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	7,000	5,463
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	25,000	23,686
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	34,000	32,310
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26 R	23,000	21,052
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26 R	12,000	11,597
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	73,000	85,098
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	10,000	9,406
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	10,000	9,496
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	5,000	3,944
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	10,000	10,304
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27	15,000	14,645
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	15,000	14,856
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	10,000	3,768
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	25,000	24,692
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	21,000	22,263
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	60,000	49,038
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	7,000	6,544
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	78,000	74,971
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	15,000	14,641
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	10,000	8,672
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	15,000	13,852
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	65,000	69,842
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	47,000	33,162
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	65,000	60,232
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	76,000	73,898
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	20,000	17,987
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31	10,000	6,613
		1,214,567
Consumer cyclicals (1.6%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	10,000	9,222
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	25,000	23,813
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	14,000	12,520

Putnam VT Global Asset Allocation Fund 11

CORPORATE BONDS AND NOTES (11.5%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31	$15,000	$15,039
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	15,000	14,004
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	10,000	8,945
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	12,000	9,812
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35	15,000	15,128
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡	5,000	4,874
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	40,000	34,506
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	35,000	33,578
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	25,000	24,622
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	20,000	18,126
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	20,000	20,434
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	20,000	18,335
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	15,000	14,706
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29	5,000	5,183
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30	5,000	5,432
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	30,000	29,638
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)	5,000	5,413
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	10,000	9,713
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	10,000	9,559
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30	20,000	20,100
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	15,000	13,125
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29	10,000	9,115
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	60,000	54,921
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30	20,000	20,125
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)	25,000	25,000
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	20,000	19,161
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)	5,000	5,075
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	6,000	5,557
Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5.625%, 4/30/33	15,000	13,559
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31	15,000	8,503
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	8,000	8,037
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	10,000	10,475
Home Depot, Inc./The sr. unsec. notes 5.30%, 6/25/54	20,000	19,527
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34	20,000	19,792
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29	20,000	19,884
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	22,000	22,217
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	47,000	46,480
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	2,000	2,088
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	4,000	3,974
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	25,000	26,106
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	8,000	7,987
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	47,000	45,966
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	10,000	8,349
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29	15,000	13,556
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	10,000	8,839
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	25,000	21,627
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28	15,000	15,624
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	15,000	15,320
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	10,000	9,860
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	5,000	5,029
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26	5,000	4,800
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	10,000	9,643
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	15,000	14,586
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30	10,000	9,229
Moody’s Corp. sr. unsec. notes 2.00%, 8/19/31	50,000	40,594
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29	10,000	10,475
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	10,000	10,388
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29	15,000	14,397
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	10,000	10,303
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	53,000	53,517

12 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (11.5%)* cont.	Principal amount	Value
Consumer cyclicals cont.
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	$4,000	$3,794
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	10,000	9,205
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28	10,000	8,891
Omnicom Group, Inc./Omnicom Capital, Inc. sr. unsec. unsub. notes 3.60%, 4/15/26	65,000	62,871
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31	15,000	15,611
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27	10,000	9,680
Owens Corning 144A sr. unsec. notes 3.50%, 2/15/30	10,000	9,111
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	5,000	4,452
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	15,000	13,526
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	12,000	11,075
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	10,000	9,654
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	15,000	14,781
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30	5,000	5,177
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29	15,000	16,013
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32	5,000	5,042
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26	10,000	9,889
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26	5,000	4,839
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	30,000	26,561
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	9,000	7,273
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30	15,000	14,622
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	10,000	9,683
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	15,000	12,245
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	10,000	9,034
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	15,000	15,272
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32	5,000	5,081
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	5,000	4,213
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30	10,000	9,035
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32	5,000	4,975
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31	5,000	4,457
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	15,000	14,114
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	15,000	14,905
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27	5,000	4,978
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	10,000	9,576
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	5,000	4,956
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	9,000	8,692
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28	10,000	9,752
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31	15,000	16,246
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29	5,000	5,027
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	40,000	50,562
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	92,000	80,300
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	20,000	18,988
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	20,000	19,298
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26 ‡‡	5,000	5,000
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29	10,000	9,511
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31	25,000	25,813
		1,679,292
Consumer staples (0.5%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)	5,000	5,018
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	15,000	13,205
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	5,000	4,725
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	20,000	19,318
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	17,000	16,441
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. notes 5.75%, 7/15/27	5,000	4,803

Putnam VT Global Asset Allocation Fund 13

CORPORATE BONDS AND NOTES (11.5%)* cont.	Principal amount	Value
Consumer staples cont.
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29	$5,000	$5,003
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	15,000	13,551
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29	10,000	10,299
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30	5,000	5,074
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29	15,000	14,256
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28	15,000	15,480
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32	10,000	10,350
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	56,602
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	60,000	59,977
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30	15,000	13,172
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	10,000	9,844
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29	5,000	5,070
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	5,000	5,001
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	7,000	6,245
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	26,000	25,714
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	49,000	49,268
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	5,000	4,716
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27	18,000	17,166
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	19,000	18,197
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	17,000	15,041
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	22,000	20,586
McDonald’s Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	35,000	37,477
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	10,000	10,028
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	5,000	5,189
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29	5,000	4,742
		501,558
Energy (0.7%)
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	4,000	4,113
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	2,000	2,135
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	80,000	76,211
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29	20,000	20,038
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	10,000	9,997
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	5,000	5,239
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	10,000	10,710
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	10,000	10,238
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	10,000	9,305
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	5,000	4,846
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	5,000	5,724
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	5,000	5,650
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	15,000	15,286
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	55,000	55,517
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 8.25%, 1/15/32	10,000	10,278
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	5,000	4,832
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	10,000	9,683
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29	5,000	5,069
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	10,000	9,925
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	15,000	14,781
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32	10,000	10,001
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	10,000	10,172
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	35,000	35,068
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	10,000	10,713
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	25,000	27,581
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	46,000	46,523
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	5,000	5,447
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	10,000	9,889
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	10,000	9,959
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	20,000	19,197

14 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (11.5%)* cont.	Principal amount	Value
Energy cont.
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	$7,000	$7,000
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	10,000	9,893
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	15,000	14,041
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	15,000	15,510
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	10,000	10,003
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	10,000	9,914
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	10,000	9,661
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	25,000	24,300
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	30,000	28,721
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	20,000	19,085
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	5,000	5,078
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	6,750	6,742
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	5,000	5,160
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	4,500	4,724
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	5,000	5,009
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29	5,000	5,031
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	10,000	9,107
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	15,000	16,326
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	15,000	16,426
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	10,000	10,372
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	5,000	5,151
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	10,000	10,357
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	5,000	4,906
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32	10,000	10,163
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29	5,000	5,031
		741,838
Financials (3.3%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29	15,000	15,155
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 7.50%, 11/6/30	15,000	15,010
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	65,000	57,076
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	23,000	22,303
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	15,000	15,188
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	3,000	2,714
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	15,000	15,281
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	25,000	24,808
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	20,000	20,204
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 10.50%, 11/1/29	15,000	14,036
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	34,000	37,522
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	25,000	24,382
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	15,000	14,933
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29	20,000	16,766
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	26,000	23,799
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	24,000	22,181
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	5,000	5,084
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	25,000	24,138
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30	10,000	10,876
Aretec Group, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	15,000	14,459
Athene Global Funding 144A notes 1.985%, 8/19/28	40,000	34,819
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	200,000	166,653
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	74,000	73,784
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	5,000	4,322
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	120,000	105,164
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	195,000	202,607
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	15,000	15,019
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	10,000	6,430
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	25,359
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	10,000	7,881
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	92,000	71,872

Putnam VT Global Asset Allocation Fund 15

CORPORATE BONDS AND NOTES (11.5%)* cont.	Principal amount	Value
Financials cont.
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	$23,000	$21,767
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	204,000	194,459
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	50,000	48,264
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	8,578
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	50,000	48,737
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	10,000	9,702
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29	15,000	11,812
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	75,000	71,025
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	20,000	18,745
Corebridge Global Funding sr. unsec. notes 144A 5.20%, 6/24/29	15,000	14,943
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	15,000	15,854
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30	10,000	10,173
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	10,000	9,818
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	26,000	26,562
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30	5,000	5,369
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28	10,000	10,738
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27	10,000	9,658
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	9,902
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	5,000	5,165
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32 R	15,000	12,605
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	4,000	3,967
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	7,000	6,509
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	117,000	112,627
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27	5,000	5,085
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	15,000	15,377
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36	41,000	31,133
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	15,000	11,595
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	15,000	14,990
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	25,000	25,771
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)	5,000	5,214
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)	10,000	10,739
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	157,000	154,812
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.584%, 5/15/47	13,000	11,941
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	17,000	16,080
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	150,000	152,076
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	150,000	131,463
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	6,000	5,846
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	27,071
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 7.00%, 7/15/31	10,000	10,088
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 R	5,000	4,619
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	10,000	9,471
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	16,000	16,802
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	22,000	21,493
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	25,000	24,901
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	185,000	176,103
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	40,000	38,631
Morgan Stanley unsec. sub. notes 5.297%, 4/20/37	24,000	22,980
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	15,000	15,072
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28	10,000	10,091
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	5,000	5,007
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	15,000	15,088
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	15,000	14,099
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	30,000	23,687
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31	15,000	15,178
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	5,000	5,018
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	15,000	14,068
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 7.875%, 12/15/29	10,000	10,312
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	15,000	14,626
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	70,000	64,811

16 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (11.5%)* cont.	Principal amount	Value
Financials cont.
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30	$25,000	$24,948
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	10,000	8,602
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28	5,000	5,170
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32	5,000	5,000
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	30,000	30,197
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	45,000	44,364
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	55,000	52,361
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.435%, 1/24/30	15,000	14,961
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	55,000	54,098
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	60,000	47,237
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	30,000	29,302
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	10,000	9,498
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33	185,000	160,433
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	15,000	15,136
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26	22,000	21,728
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	25,000	17,517
		3,488,694
Health care (0.7%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)	1,000	962
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29	20,000	19,923
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	10,000	9,792
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	23,000	22,296
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	47,000	47,202
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	30,000	29,924
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)	10,000	10,238
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27	5,000	4,163
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	10,000	7,484
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	7,000	6,735
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	50,000	44,211
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	20,000	19,961
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	10,000	8,551
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	10,000	9,458
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	5,000	4,450
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	5,000	4,563
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32	10,000	10,408
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	10,000	9,312
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	10,000	7,373
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	20,000	16,490
Concentra Escrow Issuer Corp. 144A sr. unsec. notes 6.875%, 7/15/32	5,000	5,066
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	1,577	1,583
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	32,567	29,577
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	15,000	10,799
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	10,000	10,137
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	15,000	14,056
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31	5,000	5,163
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	22,000	21,497
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	45,000	39,639
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	25,000	25,430
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29	15,000	13,814
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29	10,000	9,543
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	50,000	39,245
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	20,000	18,414
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	66,822
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	8,000	7,716
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	11,000	10,718
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	36,000	35,370
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.15%, 9/2/29	20,000	19,831
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	15,000	14,575
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	6,000	5,805
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	25,000	24,466
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29	10,000	9,313

Putnam VT Global Asset Allocation Fund 17

CORPORATE BONDS AND NOTES (11.5%)* cont.	Principal amount	Value
Health care cont.
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30	$15,000	$14,899
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	25,000	22,824
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	9,000	7,580
		777,378
Technology (0.9%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	5,000	4,732
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	20,000	16,247
Apple, Inc. sr. unsec. notes 3.00%, 11/13/27	40,000	37,898
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	80,000	71,294
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	22,598
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	4,000	3,963
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	16,000	16,000
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	73,000	70,631
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	90,000	85,153
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	15,000	14,550
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29	40,000	38,413
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	3,000	2,444
CommScope, Inc. 144A company guaranty sr. notes 6.00%, 3/1/26	5,000	4,388
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	10,000	9,016
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31	10,000	10,246
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	15,000	13,453
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27	10,000	10,100
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	20,000	18,697
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30	25,000	23,096
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	17,000	17,351
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	25,000	25,125
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	21,000	18,103
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	42,000	40,323
Motorola Solutions, Inc. sr. unsec. unsub. bonds 5.40%, 4/15/34	9,000	8,922
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	12,000	10,774
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	45,000	38,856
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	50,000	37,854
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	35,000	33,282
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30	15,000	15,656
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	10,000	8,713
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	30,000	18,535
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	30,000	19,359
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)	5,000	5,703
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	5,000	4,283
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	20,000	17,432
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	30,000	24,356
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	20,000	18,300
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	25,000	21,987
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	15,000	13,492
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	15,000	15,188
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	25,000	22,700
		909,213
Transportation (0.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	10,000	9,729
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	6,667	6,607
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	57,534
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	16,000	15,279
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	10,000	9,728
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	5,000	4,657
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	25,000	24,898
		128,432

18 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (11.5%)* cont.	Principal amount	Value
Utilities and power (1.0%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	$24,000	$22,491
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	25,000	20,583
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	10,000	9,900
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	55,000	52,826
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	10,000	8,319
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	4,000	3,956
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	5,000	4,666
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	28,000	29,003
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	37,113
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	15,000	15,191
Duke Energy Carolinas, LLC sr. notes 4.95%, 1/15/33	10,000	9,829
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	70,000	53,837
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	51,863
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	5,000	5,395
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	15,000	12,426
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	30,000	29,289
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	30,000	27,597
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	6,000	6,017
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	37,000	36,093
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	86,000	83,457
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	15,000	14,809
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	30,000	29,812
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	5,000	5,015
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27	15,000	14,953
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	25,000	23,205
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	15,000	16,929
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	5,000	4,944
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 1.75%, 11/15/26	10,000	9,222
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	15,000	15,029
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	50,000	50,108
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	10,000	10,937
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	75,000	58,153
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	5,000	4,786
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	5,000	4,511
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	50,000	51,173
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	25,000	25,057
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	15,000	14,325
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	24,961
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	15,000	14,394
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	15,000	15,197
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	5,000	5,043
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	15,000	14,870
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	5,000	5,012
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	17,000	16,062
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	18,000	17,979
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32	10,000	10,150
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	5,000	4,837
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	15,000	15,621
		1,016,945
Total corporate bonds and notes (cost $12,833,695)		$12,090,908

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.8%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.4%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$99,173	$103,285
5.50%, with due dates from 6/20/53 to 7/20/53	751,010	751,029
3.00%, TBA, 7/1/54	1,000,000	871,987
3.00%, with due dates from 8/20/49 to 4/20/51	888,338	779,939
		2,506,240

Putnam VT Global Asset Allocation Fund 19

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.8%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations (10.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	$24,705	$25,296
3.00%, 1/1/48	570,471	496,452
Federal National Mortgage Association Pass-Through Certificates
5.00%, 9/1/52	881,656	856,298
4.00%, 1/1/57	32,142	29,401
3.00%, with due dates from 4/1/46 to 11/1/48	369,435	322,313
2.50%, 7/1/51	814,668	665,899
Uniform Mortgage-Backed Securities
5.00%, TBA, 7/1/54	1,000,000	966,445
3.50%, TBA, 8/1/54	1,000,000	885,156
3.50%, TBA, 7/1/54	1,000,000	885,078
2.50%, TBA, 7/1/54	3,000,000	2,449,335
2.50%, TBA, 8/1/54	3,000,000	2,452,383
2.50%, TBA, 7/1/39	1,000,000	903,047
		10,937,103
Total U.S. government and agency mortgage obligations (cost $13,921,075)		$13,443,343

MORTGAGE-BACKED SECURITIES (1.9%)*	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.873%, 4/15/37	$3,448	$3,768
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.517%, 3/15/35	9,354	9,518
Government National Mortgage Association
Ser. 13-14, IO, 3.50%, 12/20/42	49,156	6,073
Ser. 16-H16, Class EI, IO, 1.161%, 6/20/66 W	80,683	2,856
Ser. 15-H26, Class DI, IO, 0.456%, 10/20/65 W	107,772	4,571
		26,786
Commercial mortgage-backed securities (0.8%)
ACRE Commercial Mortgage, Ltd. 144A FRB Ser. 21-FL4, Class A, 6.276%, 12/18/37 (Cayman Islands)	949	939
Banc of America Commercial Mortgage Trust Ser. 15-UBS7, Class AS, 3.989%, 9/15/48 W	14,000	13,556
BANK FRB Ser. 17-BNK8, Class B, 4.086%, 11/15/50 W	12,000	10,607
Barclays Commercial Mortgage Trust Ser. 19-C3, Class C, 4.178%, 5/15/52	10,000	8,357
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class B, 3.911%, 11/13/50 W	14,000	12,275
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50 W	14,000	12,624
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class B, 4.328%, 5/10/47 W	41,447	39,437
Ser. 16-C3, Class A4, 3.154%, 11/15/49	21,000	19,778
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.468%, 12/10/44 W	29,000	24,888
FRB Ser. 13-CR13, Class C, 5.113%, 11/10/46 W	9,380	8,826
FRB Ser. 14-CR17, Class C, 4.837%, 5/10/47 W	25,000	22,655
Ser. 14-CR19, Class B, 4.703%, 8/10/47 W	16,000	15,651
Ser. 14-UBS2, Class B, 4.701%, 3/10/47	11,829	11,346
FRB Ser. 15-CR26, Class C, 4.613%, 10/10/48 W	24,000	20,693
FRB Ser. 14-UBS6, Class C, 4.581%, 12/10/47 W	16,000	14,340
FRB Ser. 15-LC21, Class B, 4.458%, 7/10/48 W	11,000	10,641
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48 W	28,000	26,473
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48 W	13,000	12,269
FRB Ser. 14-CR20, Class XA, IO, 1.066%, 11/10/47 W	195,834	14
FRB Ser. 14-UBS6, Class XA, IO, 0.96%, 12/10/47 W	650,538	478
FRB Ser. 14-LC17, Class XA, IO, 0.77%, 10/10/47 W	308,337	35
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.03%, 1/15/49 W	455,731	38
CSAIL Commercial Mortgage Trust
Ser. 15-C1, Class B, 4.044%, 4/15/50 W	30,000	28,715
Ser. 16-C7, Class AS, 3.958%, 11/15/49 W	15,000	14,096
Ser. 16-C6, Class AS, 3.346%, 1/15/49	16,000	14,786
Ser. 19-C17, Class AS, 3.278%, 9/15/52	49,000	42,508
FRB Ser. 20-C19, Class XA, IO, 1.214%, 3/15/53 W	1,027,080	47,714
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.822%, 12/15/49 W	865,932	10,175

20 Putnam VT Global Asset Allocation Fund

MORTGAGE-BACKED SECURITIES (1.9%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
GS Mortgage Securities Trust FRB Ser. 15-GC32, Class B, 4.537%, 7/10/48 W	$73,000	$70,357
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.917%, 6/15/51 W	11,000	8,920
FRB Ser. 18-C8, Class XA, IO, 0.756%, 6/15/51 W	886,882	15,203
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39 W	216,572	885
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C24, Class B, 4.466%, 5/15/48 W	10,000	9,587
FRB Ser. 15-C22, Class C, 4.339%, 4/15/48 W	20,000	18,627
FRB Ser. 13-C10, Class AS, 4.116%, 7/15/46 W	11	10
Ser. 14-C19, Class C, 4.00%, 12/15/47	20,000	18,960
Ser. 16-C32, Class AS, 3.994%, 12/15/49 W	22,000	20,354
FRB Ser. 15-C26, Class XA, IO, 1.104%, 10/15/48 W	541,404	2,759
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.792%, 8/15/45 W	15,000	13,700
Morgan Stanley Capital I Trust
Ser. 15-UBS8, Class B, 4.315%, 12/15/48 W	16,000	14,915
FRB Ser. 18-H3, Class XA, IO, 0.962%, 7/15/51 W	1,349,407	33,399
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL9, Class A, 7.812%, 6/25/37	16,322	16,424
FRB Ser. 22-FL8, Class AS, 7.435%, 1/25/37	16,000	15,995
FRB Ser. 21-FL7, Class A, 6.66%, 11/25/36	15,749	15,643
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, 6.523%, 9/15/36 (Cayman Islands)	10,322	10,317
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class C, 5.142%, 1/15/59 W	10,000	8,796
FRB Ser. 15-SG1, Class B, 4.60%, 9/15/48 W	14,000	13,034
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53 W	16,000	14,032
Ser. 15-LC20, Class C, 4.056%, 4/15/50 W	17,000	16,081
Ser. 15-C31, Class AS, 4.049%, 11/15/48	17,000	16,425
WF-RBS Commercial Mortgage Trust FRB Ser. 13-C11, Class C, 4.14%, 3/15/45 W	47,000	42,445
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 6.05%, 3/15/44 (In default) † W	8,056	3,189
FRB Ser. 13-C15, Class D, 4.328%, 8/15/46 W	21,000	8,391
		852,362
Residential mortgage-backed securities (non-agency) (1.1%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	73,481	74,847
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 6.011%, 5/25/35 W	4,910	4,745
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.093%, 6/25/46	38,857	32,549
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.84%, 8/25/46	60,812	52,145
Ellington Financial Mortgage Trust 144A Ser. 20-2, Class A2, 1.486%, 10/25/65 W	21,917	19,593
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (US 30 Day Average SOFR + 4.76%), 10.10%, 10/25/28	43,215	45,320
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.135%, 10/25/50	54,000	61,864
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.285%, 6/25/42	12,213	12,551
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.335%, 4/25/42	45,682	46,364
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.185%, 1/25/42	74,000	74,800
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.635%, 2/25/42	47,682	47,876
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.185%, 9/25/41	22,971	22,923
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56 W	32,619	32,126
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.40%, 8/25/28	18,604	19,604
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.20%, 8/25/28	29,395	31,215

Putnam VT Global Asset Allocation Fund 21

MORTGAGE-BACKED SECURITIES (1.9%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.35%, 10/25/28	$3,525	$3,723
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 9.90%, 1/25/29	43,027	44,922
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.80%, 5/25/29	67,343	70,942
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.70%, 4/25/29	28,934	30,256
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.10%, 9/25/29	56,000	59,080
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 9.00%, 7/25/29	54,707	56,731
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 3.01%), 8.35%, 7/25/24	1,342	1,344
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.80%, 1/25/31	13,117	13,412
Federal National Mortgage Association 144A Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 6.235%, 11/25/41	5,775	5,772
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 6.26%, 2/25/34	13,997	13,762
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (CME Term SOFR 1 Month + 1.24%), 6.585%, 10/25/33	23,933	22,891
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 6.51%, 10/25/34	11,467	11,222
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50 W	49,944	46,003
Verus Securitization Trust 144A Ser. 20-5, Class A2, 1.578%, 5/25/65	28,121	26,531
Visio Trust 144A Ser. 20-1, Class A3, 3.521%, 8/25/55 W	117,000	106,648
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 6.42%, 7/25/45	14,490	13,921
		1,105,682
Total mortgage-backed securities (cost $2,059,365)		$1,984,830

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)*	Principal amount	Value
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)	$200,000	$195,768
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	78,000	69,989
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)	40,000	40,271
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)	25,000	29,470
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	10,000	11,805
Total foreign government and agency bonds and notes (cost $373,456)		$347,303

SENIOR LOANS (0.3%)*c	Principal amount	Value
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.336%, 4/20/28	$17,333	$17,884
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 11.194%, 11/18/29	5,000	4,878
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.689%, 5/5/27	4,975	4,917
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.458%, 8/21/28	3,031	3,031
Cloud Software Group, Inc. (CME Term SOFR 1 Month + 4.00%), 9.335%, 3/29/29	4,950	4,942
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.844%, 9/13/29	9,975	9,386
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 9.194%, 11/23/27	10,542	10,269
CQP Holdco LP (CME Term SOFR 1 Month + 2.25%), 7.593%, 12/31/30	13,265	13,260
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.708%, 8/2/29	6,946	6,906
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.826%, 4/23/31	13,000	12,976
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.081%, 1/27/29	4,975	4,978
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.75%), 9.071%, 5/8/31	5,000	5,000
Genesys Cloud Services Holdings, LLC bank term loan FRN Ser. B4, (CME Term SOFR 1 Month + 3.50%), 8.844%, 12/1/27	9,675	9,716
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 9.27%, 4/30/28	4,975	4,816
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.44%), 12.881%, 3/15/30	15,000	13,665
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.843%, 3/2/28	10,000	9,918
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.179%, 12/15/27	9,801	9,790

22 Putnam VT Global Asset Allocation Fund

SENIOR LOANS (0.3%)*c cont.	Principal amount	Value
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.268%, 2/4/26	$9,712	$9,057
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.179%, 12/17/27	4,987	4,976
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.094%, 6/15/28	4,911	4,912
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.846%, 9/21/28	9,842	9,809
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.094%, 10/23/28	4,531	4,538
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.846%, 4/15/28	9,860	8,834
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.406%, 4/11/29	9,937	9,337
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.829%, 4/3/28	4,963	4,975
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.826%, 4/3/28	12,601	12,620
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.841%, 12/17/28	14,451	9,526
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.194%, 1/29/28	13,687	13,630
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27	5,000	50
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 10.094%, 10/5/28	8,977	9,002
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.306%, 4/4/29	4,987	4,975
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.594%, 3/7/31	4,988	4,982
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.791%, 4/15/30	14,375	14,440
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.094%, 2/17/31	9,975	9,984
Vertiv Group Corp. (CME Term SOFR 1 Month + 2.00%), 7.334%, 3/2/27	14,152	14,167
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.706%, 4/21/29	9,949	9,701
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.094%, 3/27/28	12,838	12,891
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.595%, 10/19/29	9,629	9,641
Total senior loans (cost $337,662)		$328,379

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$11,000	$8,828
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	5,000	5,547
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	5,000	3,620
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	10,000	11,890
Total convertible bonds and notes (cost $31,005)		$29,885

PURCHASED OPTIONS OUTSTANDING (—%)* Counterparty	Expiration date/ strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/4500.00	$3,587,535	$657	$18,291
Total purchased options outstanding (cost $151,110)				$18,291

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	156	$10,235
Total convertible preferred stocks (cost $7,800)		$10,235

SHORT-TERM INVESTMENTS (16.6%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.48% L	Shares	16,741,701	$16,741,701
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% P	Shares	70,000	70,000
U.S. Treasury Bills 5.383%, 7/23/24 #		$200,000	199,359
U.S. Treasury Bills 5.379%, 8/27/24 #		200,000	198,340
U.S. Treasury Bills 5.381%, 9/24/24 #		100,000	98,769
U.S. Treasury Bills 5.373%, 10/24/24 #		200,000	196,685
Total short-term investments (cost $17,504,847)			$17,504,854

TOTAL INVESTMENTS
Total investments (cost $88,726,693)	$114,252,365

Key to holding’s abbreviations
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

Putnam VT Global Asset Allocation Fund 23

FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2024 through June 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $105,216,545.
†	This security is non-income-producing.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $605,823 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $3,038,860) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	British Pound	Buy	9/18/24	$52,237	$52,752	$(515)
	Canadian Dollar	Buy	7/17/24	12,431	12,627	(196)
	Canadian Dollar	Sell	7/17/24	12,431	12,428	(3)
	Canadian Dollar	Buy	10/16/24	12,458	12,454	4
Barclays Bank PLC
	Hong Kong Dollar	Buy	8/21/24	79,970	79,898	72
	Singapore Dollar	Sell	8/21/24	35,925	36,114	189
Citibank, N.A.
	Australian Dollar	Buy	7/17/24	92,296	91,577	719
	Australian Dollar	Sell	7/17/24	92,296	92,219	(77)
	Australian Dollar	Buy	10/16/24	92,497	92,424	73
	Danish Krone	Sell	9/18/24	66,382	67,508	1,126
	Hong Kong Dollar	Sell	8/21/24	11,631	11,634	3
Goldman Sachs International
	Euro	Sell	9/18/24	160,597	163,429	2,832
	Israeli Shekel	Buy	7/17/24	236,319	237,906	(1,587)
	Israeli Shekel	Sell	7/17/24	236,319	240,227	3,908
	Israeli Shekel	Sell	10/16/24	195,448	196,581	1,133

24 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $3,038,860) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
HSBC Bank USA, National Association
	Danish Krone	Sell	9/18/24	$7,328	$7,448	$120
	Hong Kong Dollar	Buy	8/21/24	4,873	4,877	(4)
	Singapore Dollar	Buy	8/21/24	18,406	18,505	(99)
JPMorgan Chase Bank N.A.
	Danish Krone	Sell	9/18/24	50,717	51,548	831
	Japanese Yen	Buy	8/21/24	95,757	100,515	(4,758)
	Norwegian Krone	Sell	9/18/24	178,735	180,555	1,820
	Swiss Franc	Buy	9/18/24	5,954	5,988	(34)
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	7/17/24	27,762	27,616	146
	Australian Dollar	Sell	7/17/24	27,762	27,742	(20)
	Australian Dollar	Buy	10/16/24	27,823	27,805	18
	Canadian Dollar	Buy	7/17/24	73	74	(1)
	Canadian Dollar	Sell	7/17/24	73	73	—
	Canadian Dollar	Buy	10/16/24	73	73	—
	Euro	Sell	9/18/24	39,880	40,602	722
	Japanese Yen	Sell	8/21/24	157,297	161,778	4,481
	Swedish Krona	Buy	9/18/24	111,384	112,980	(1,596)
	Swiss Franc	Buy	9/18/24	161,328	162,499	(1,171)
NatWest Markets PLC
	Australian Dollar	Buy	7/17/24	56,326	55,887	439
	Australian Dollar	Sell	7/17/24	56,326	56,284	(42)
	Australian Dollar	Buy	10/16/24	56,448	56,412	36
	New Zealand Dollar	Buy	7/17/24	609	604	5
	New Zealand Dollar	Sell	7/17/24	609	611	2
	Swedish Krona	Buy	9/18/24	18,793	19,061	(268)
State Street Bank and Trust Co.
	British Pound	Buy	9/18/24	40,854	41,256	(402)
	Japanese Yen	Buy	8/21/24	148,802	156,855	(8,053)
	New Zealand Dollar	Buy	7/17/24	8,954	8,981	(27)
	New Zealand Dollar	Sell	7/17/24	8,954	8,982	28
	Singapore Dollar	Buy	8/21/24	5,692	5,715	(23)
UBS AG
	Australian Dollar	Buy	7/17/24	24,692	24,543	149
	Australian Dollar	Sell	7/17/24	24,692	24,675	(17)
	Australian Dollar	Buy	10/16/24	24,746	24,730	16
	Japanese Yen	Buy	8/21/24	53,679	55,859	(2,180)
	Swiss Franc	Buy	9/18/24	104,930	105,512	(582)
WestPac Banking Corp.
	Canadian Dollar	Buy	7/17/24	20,694	21,017	(323)
	Canadian Dollar	Sell	7/17/24	20,694	20,688	(6)
	Canadian Dollar	Buy	10/16/24	20,739	20,732	7
Unrealized appreciation						18,879
Unrealized (depreciation)						(21,984)
Total						$(3,105)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	29	$2,969,152	$2,994,250	Sep-24	$51,858
S&P 500 Index E-Mini (Long)	2	546,048	552,150	Sep-24	689
S&P 500 Index E-Mini (Short)	32	8,736,768	8,834,400	Sep-24	(30,230)
U.S. Treasury Bond 30 yr (Long)	15	1,774,688	1,774,688	Sep-24	26,341

Putnam VT Global Asset Allocation Fund 25

FUTURES CONTRACTS OUTSTANDING at 6/30/24 (Unaudited) cont.
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Long)	15	$1,880,156	$1,880,156	Sep-24	$29,145
U.S. Treasury Note 2 yr (Long)	20	4,084,375	4,084,375	Sep-24	7,548
U.S. Treasury Note 5 yr (Long)	44	4,689,438	4,689,438	Sep-24	28,473
U.S. Treasury Note 10 yr (Long)	23	2,529,641	2,529,641	Sep-24	31,149
Unrealized appreciation					175,203
Unrealized (depreciation)					(30,230)
Total					$144,973

WRITTEN OPTIONS OUTSTANDING at 6/30/24 (premiums $48,125) (Unaudited)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/3500.00	$3,587,535	$657	$5,336
Total				$5,336

TBA SALE COMMITMENTS OUTSTANDING at 6/30/24 (proceeds receivable $5,352,011) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.50%, 7/1/54	$1,000,000	7/15/24	$1,017,733
Uniform Mortgage-Backed Securities, 5.50%, 7/1/54	1,000,000	7/15/24	986,289
Uniform Mortgage-Backed Securities, 3.50%, 7/1/54	1,000,000	7/15/24	885,078
Uniform Mortgage-Backed Securities, 2.50%, 7/1/54	3,000,000	7/15/24	2,449,335
Total			$5,338,435

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$4,316,000	$7,726 E	$(14,928)	9/18/26	US SOFR — Annually	4.50% — Annually	$(7,203)
2,825,000	5,057 E	9,761	9/18/26	4.50% — Annually	US SOFR — Annually	4,704
1,008,000	13,890 E	18,661	9/18/29	4.30% — Annually	US SOFR — Annually	4,771
1,788,000	26,820 E	(42,874)	9/18/34	US SOFR — Annually	4.10% — Annually	(14,775)
789,000	11,835 E	18,910	9/18/34	4.10% — Annually	US SOFR — Annually	7,075
609,000	19,269 E	(30,243)	9/18/54	US SOFR — Annually	3.90% — Annually	(10,974)
31,000	981 E	1,539	9/18/54	3.90% — Annually	US SOFR — Annually	558
Total		$(39,174)	$(15,844)
E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$3,101,542	$3,130,106	$—	6/5/25	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$20,945
3,101,554	3,099,353	—	6/5/25	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	10,893
Goldman Sachs International
4,213,002	4,210,628	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(2,040)
3,713,060	3,710,177	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	2,069
Upfront premium received		—		Unrealized appreciation		33,907
Upfront premium (paid)		—		Unrealized (depreciation)		(2,040)
Total		$—		Total	$31,867
* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

26 Putnam VT Global Asset Allocation Fund

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Smartsheet, Inc. Class A †	Technology	907	$39,965	1.28%
Cirrus Logic, Inc.	Technology	299	38,137	1.22%
Applied Materials, Inc.	Technology	161	37,919	1.21%
Targa Resources Corp.	Energy	292	37,619	1.20%
Uber Technologies, Inc. †	Consumer staples	512	37,237	1.19%
Pure Storage, Inc. Class A	Technology	564	36,226	1.16%
Synopsys, Inc. †	Technology	60	35,998	1.15%
Booking Holdings, Inc.	Consumer cyclicals	9	35,513	1.13%
Manhattan Associates, Inc. †	Technology	143	35,359	1.13%
Pinterest, Inc. Class A †	Technology	798	35,161	1.12%
General Motors Co.	Consumer cyclicals	753	35,004	1.12%
Ventas, Inc.	Health care	682	34,959	1.12%
MGIC Investment Corp.	Financials	1,612	34,745	1.11%
Cadence Design Systems, Inc. †	Technology	112	34,514	1.10%
NRG Energy, Inc.	Utilities and power	438	34,112	1.09%
Qualcomm, Inc.	Technology	167	33,236	1.06%
Gartner, Inc. †	Technology	74	33,080	1.06%
O’Reilly Automotive, Inc. †	Consumer cyclicals	31	33,004	1.05%
Constellation Energy Corp.	Utilities and power	164	32,756	1.05%
Freeport-McMoRan, Inc.	Basic materials	671	32,608	1.04%
NVR, Inc.	Consumer cyclicals	4	32,372	1.03%
Equitable Holdings, Inc.	Financials	789	32,225	1.03%
Unum Group	Financials	624	31,872	1.02%
American International Group, Inc.	Financials	426	31,613	1.01%
Toll Brothers, Inc.	Consumer cyclicals	274	31,589	1.01%
Allison Transmission Holdings, Inc.	Capital goods	415	31,515	1.01%
MGM Resorts International	Consumer cyclicals	705	31,325	1.00%
Vornado Realty Trust	Financials	1,187	31,197	1.00%
Johnson Controls International PLC	Capital goods	462	30,681	0.98%
Textron, Inc.	Capital goods	357	30,671	0.98%
Valero Energy Corp.	Energy	194	30,480	0.97%
Wintrust Financial Corp.	Financials	307	30,254	0.97%
Vertiv Holdings Co. Class A	Capital goods	348	30,151	0.96%
Procore Technologies, Inc.	Technology	452	29,997	0.96%
J.M. Smucker Co. (The)	Consumer staples	271	29,584	0.95%
Jacobs Solutions, Inc.	Capital goods	211	29,532	0.94%
Autonation, Inc.	Consumer cyclicals	185	29,492	0.94%
Expedia Group, Inc. †	Consumer cyclicals	231	29,097	0.93%
NVIDIA Corp.	Technology	235	29,062	0.93%
East West Bancorp, Inc.	Financials	394	28,824	0.92%
Vistra Corp.	Utilities and power	325	27,950	0.89%
Coinbase Global, Inc. Class A	Financials	121	26,984	0.86%
Natera, Inc.	Health care	239	25,859	0.83%
Gap, Inc. (The)	Consumer cyclicals	1,080	25,790	0.82%
Arista Networks, Inc.	Technology	73	25,590	0.82%
Hologic, Inc. †	Health care	330	24,509	0.78%
DocuSign, Inc. †	Technology	455	24,346	0.78%
Tapestry, Inc.	Consumer cyclicals	568	24,309	0.78%
Synchrony Financial	Financials	512	24,172	0.77%
eBay, Inc.	Technology	445	23,918	0.76%

Putnam VT Global Asset Allocation Fund 27

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Monolithic Power Systems, Inc.	Technology	47	$38,552	1.24%
DT Midstream, Inc.	Energy	502	35,655	1.15%
Tyler Technologies, Inc.	Technology	71	35,560	1.15%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	220	35,037	1.13%
AppLovin Corp. Class A	Technology	418	34,760	1.12%
NortonLifeLock, Inc.	Technology	1,374	34,319	1.11%
Entegris, Inc.	Technology	251	34,002	1.10%
Kinsale Capital Group, Inc.	Financials	88	33,957	1.10%
Berkshire Hathaway, Inc.	Financials	83	33,867	1.09%
Domino’s Pizza, Inc.	Consumer staples	65	33,794	1.09%
BWX Technologies, Inc.	Capital goods	354	33,639	1.09%
Equifax, Inc.	Consumer cyclicals	137	33,334	1.08%
Jack Henry & Associates, Inc.	Technology	200	33,283	1.07%
IBM Corp.	Technology	191	33,046	1.07%
Ross Stores, Inc.	Consumer cyclicals	227	33,042	1.07%
Universal Health Services, Inc. Class B	Health care	178	32,985	1.06%
Take-Two Interactive Software, Inc.	Technology	205	31,950	1.03%
D.R. Horton, Inc.	Consumer cyclicals	227	31,937	1.03%
Watsco, Inc.	Consumer staples	68	31,696	1.02%
Carnival Corp.	Consumer cyclicals	1,676	31,369	1.01%
Texas Instruments, Inc.	Technology	160	31,069	1.00%
Digital Realty Trust, Inc.	Financials	204	31,013	1.00%
RPM International, Inc.	Basic materials	286	30,774	0.99%
Bunge Global SA	Basic materials	276	29,471	0.95%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	1,536	28,862	0.93%
Lithia Motors, Inc.	Consumer cyclicals	112	28,168	0.91%
PTC, Inc.	Technology	152	27,638	0.89%
Ciena Corp.	Technology	572	27,580	0.89%
T Rowe Price Group, Inc.	Financials	232	26,740	0.86%
CarMax, Inc.	Consumer cyclicals	360	26,416	0.85%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	264	26,222	0.85%
Stanley Black & Decker, Inc.	Consumer cyclicals	327	26,091	0.84%
Tesla, Inc.	Consumer cyclicals	132	26,023	0.84%
NU Holdings, Ltd./Cayman Islands Class A † (Brazil)	Financials	2,017	26,001	0.84%
Generac Holdings, Inc.	Capital goods	193	25,524	0.82%
Micron Technology, Inc.	Technology	191	25,068	0.81%
Amdocs, Ltd.	Technology	307	24,194	0.78%
Healthcare Realty Trust, Inc.	Financials	1,393	22,961	0.74%
Wynn Resorts, Ltd.	Consumer cyclicals	255	22,845	0.74%
Cooper Cos., Inc. (The)	Health care	261	22,778	0.73%
Ovintiv, Inc.	Energy	478	22,397	0.72%
Thor Industries, Inc.	Consumer cyclicals	239	22,365	0.72%
LPL Financial Holdings, Inc.	Financials	79	22,185	0.72%
FTI Consulting, Inc.	Consumer cyclicals	102	22,075	0.71%
Atmos Energy Corp.	Utilities and power	181	21,100	0.68%
BioMarin Pharmaceutical, Inc. †	Health care	256	21,082	0.68%
Ball Corp.	Capital goods	346	20,779	0.67%
New Fortress Energy, Inc.	Energy	929	20,420	0.66%
Royal Gold, Inc.	Basic materials	158	19,732	0.64%
Progressive Corp. (The)	Financials	93	19,321	0.62%

28 Putnam VT Global Asset Allocation Fund

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
AT&T, Inc.	Communication services	1,311	$25,059	0.60%
Holcim AG (Switzerland)	Basic materials	281	24,934	0.59%
Exxon Mobil Corp.	Energy	216	24,811	0.59%
Deutsche Telekom AG (Germany)	Communication services	985	24,797	0.59%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	149	24,793	0.59%
Eni SpA (Italy)	Utilities and power	1,611	24,782	0.59%
Weyerhaeuser Co.	Basic materials	872	24,768	0.59%
ConocoPhillips	Energy	216	24,763	0.59%
George weston, Ltd. (Canada)	Consumer staples	172	24,701	0.59%
SS&C Technologies Holdings, Inc.	Technology	394	24,691	0.59%
Consolidated Edison, Inc.	Utilities and power	276	24,680	0.59%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	2,313	24,629	0.58%
Loblaw Cos, Ltd. (Canada)	Consumer staples	212	24,620	0.58%
Lockheed Martin Corp.	Capital goods	53	24,562	0.58%
Automatic Data Processing, Inc.	Consumer cyclicals	103	24,560	0.58%
Leidos Holdings, Inc.	Technology	167	24,409	0.58%
SSE PLC (United Kingdom)	Utilities and power	1,073	24,283	0.58%
PepsiCo, Inc.	Consumer staples	147	24,241	0.58%
Rio Tinto PLC (United Kingdom)	Basic materials	369	24,233	0.58%
Iberdrola SA (Spain)	Utilities and power	1,866	24,226	0.58%
Exor NV (Netherlands)	Financials	230	24,095	0.57%
ENGIE SA (France)	Utilities and power	1,681	24,027	0.57%
Veralto Corp.	Capital goods	249	23,766	0.56%
Verisk Analytics, Inc.	Consumer cyclicals	88	23,719	0.56%
BP PLC (United Kingdom)	Energy	3,912	23,500	0.56%
TotalEnergies SE (France)	Energy	350	23,390	0.56%
Sekisui Chemical Co., Ltd. (Japan)	Financials	1,665	23,040	0.55%
Smiths Group PLC (United Kingdom)	Capital goods	1,049	22,615	0.54%
CLP Holdings, Ltd. (Hong Kong)	Utilities and power	2,797	22,606	0.54%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	1,011	22,258	0.53%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	1,717	22,123	0.53%
Central Japan Railway Co. (Japan)	Transportation	1,021	22,053	0.52%
Avery Dennison Corp.	Basic materials	100	21,951	0.52%
Electronic Arts, Inc.	Technology	154	21,426	0.51%
NetApp, Inc.	Technology	164	21,157	0.50%
SEI Investments Co.	Financials	323	20,889	0.50%
Rio Tinto, Ltd. (Australia)	Basic materials	261	20,748	0.49%
Jack Henry & Associates, Inc.	Technology	123	20,400	0.48%
Hologic, Inc. †	Health care	274	20,355	0.48%
Gaming and Leisure Properties, Inc.	Financials	450	20,332	0.48%
KDDI Corp. (Japan)	Communication services	752	19,899	0.47%
Intact Financial Corp. (Canada)	Financials	117	19,532	0.46%
GoDaddy, Inc. Class A †	Technology	138	19,303	0.46%
McKesson Corp.	Health care	33	19,244	0.46%
Kimberly-Clark Corp.	Consumer cyclicals	138	19,138	0.45%
Telenor ASA (Norway)	Communication services	1,674	19,137	0.45%
Colgate-Palmolive Co.	Consumer staples	197	19,126	0.45%
Honeywell International, Inc.	Capital goods	89	18,909	0.45%
United Overseas Bank, Ltd. (Singapore)	Financials	818	18,907	0.45%
Computershare, Ltd. (Australia)	Financials	1,058	18,604	0.44%

Putnam VT Global Asset Allocation Fund 29

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Equifax, Inc.	Consumer cyclicals	92	$22,376	0.60%
RELX PLC (United Kingdom)	Consumer cyclicals	475	21,871	0.59%
Commonwealth Bank of Australia (Australia)	Financials	256	21,810	0.59%
Sempra	Utilities and power	286	21,757	0.59%
Realty Income Corp.	Financials	412	21,749	0.59%
Paychex, Inc.	Technology	183	21,736	0.59%
T-Mobile US, Inc.	Communication services	123	21,662	0.58%
Keppel, Ltd. (Singapore)	Capital goods	4,517	21,565	0.58%
Southern Co. (The)	Utilities and power	277	21,524	0.58%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	1,002	21,424	0.58%
Cellnex Telecom, SA 144A (Spain)	Communication services	654	21,291	0.57%
Duke Energy Corp.	Utilities and power	211	21,123	0.57%
Hermes International (France)	Consumer cyclicals	9	21,094	0.57%
Heineken NV (Netherlands)	Consumer staples	217	20,989	0.57%
Pernod Ricard SA (France)	Consumer staples	154	20,935	0.56%
Visa, Inc. Class A	Financials	79	20,764	0.56%
EssilorLuxottica SA (France)	Health care	96	20,655	0.56%
Occidental Petroleum Corp.	Energy	326	20,565	0.55%
Westlake Corp.	Basic materials	139	20,183	0.54%
Telus Corp. (Canada)	Communication services	1,328	20,106	0.54%
Singapore Telecommunications, Ltd. (Singapore)	Communication services	9,905	20,100	0.54%
AXA SA (France)	Financials	605	19,835	0.53%
CenterPoint Energy, Inc.	Utilities and power	639	19,800	0.53%
Magna International, Inc. (Canada)	Consumer cyclicals	458	19,189	0.52%
Allianz SE (Germany)	Financials	68	19,025	0.51%
London Stock Exchange Group PLC (United Kingdom)	Financials	160	18,977	0.51%
Wilmar International, Ltd. (Singapore)	Basic materials	8,296	18,976	0.51%
Orange SA (France)	Communication services	1,839	18,441	0.50%
Kubota Corp. (Japan)	Capital goods	1,314	18,377	0.50%
Erste Group Bank AG (Czech Republic)	Financials	387	18,341	0.49%
Martin Marietta Materials, Inc.	Basic materials	33	17,614	0.47%
FirstEnergy Corp.	Utilities and power	457	17,471	0.47%
Ameren Corp.	Utilities and power	245	17,390	0.47%
Waste Connections, Inc.	Capital goods	99	17,387	0.47%
Infrastrutture Wireless Italiane SpA (Italy)	Basic materials	1,653	17,275	0.47%
Alexandria Real Estate Equities, Inc.	Financials	145	16,999	0.46%
Snam SpA (Italy)	Utilities and power	3,798	16,815	0.45%
Metso Oyj (Finland)	Capital goods	1,567	16,604	0.45%
Persimmon PLC (United Kingdom)	Financials	962	16,446	0.44%
Straumann Holding AG (Switzerland)	Health care	131	16,220	0.44%
STERIS PLC	Health care	73	16,097	0.43%
Entegris, Inc.	Technology	118	15,972	0.43%
SIG Combibloc Group AG (Switzerland)	Basic materials	871	15,952	0.43%
Blackstone, Inc.	Financials	129	15,946	0.43%
Moody’s Corp.	Consumer cyclicals	38	15,906	0.43%
S&P Global, Inc.	Consumer cyclicals	35	15,818	0.43%
Taylor Wimpey PLC (United Kingdom)	Consumer cyclicals	8,758	15,737	0.42%
Kering SA (France)	Consumer cyclicals	43	15,716	0.42%
Barratt Developments PLC (United Kingdom)	Financials	2,620	15,637	0.42%
Essential Utilities, Inc.	Utilities and power	417	15,580	0.42%

30 Putnam VT Global Asset Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/24 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB−.6 Index	CCC/P	$273	$1,781	$237	5/11/63	300 bp — Monthly	$37
CMBX NA BBB−.6 Index	CCC/P	482	3,562	474	5/11/63	300 bp — Monthly	9
CMBX NA BBB−.6 Index	CCC/P	926	6,678	889	5/11/63	300 bp — Monthly	40
CMBX NA BBB−.6 Index	CCC/P	912	7,123	949	5/11/63	300 bp — Monthly	(33)
Citigroup Global Markets, Inc.
CMBX NA BB.11 Index	B+/P	402	1,000	292	11/18/54	500 bp — Monthly	111
CMBX NA BB.6 Index	CCC-/P	2,434	7,252	1,883	5/11/63	500 bp — Monthly	558
CMBX NA BB.7 Index	CCC/P	668	2,101	687	1/17/47	500 bp — Monthly	(17)
CMBX NA BB.7 Index	CCC/P	5,345	12,606	4,122	1/17/47	500 bp — Monthly	1,234
CMBX NA BB.9 Index	B-/P	421	1,000	393	9/17/58	500 bp — Monthly	28
CMBX NA BBB−.10 Index	BB/P	3,907	13,000	2,474	11/17/59	300 bp — Monthly	1,440
CMBX NA BBB−.11 Index	BBB−/P	210	1,000	138	11/18/54	300 bp — Monthly	73
CMBX NA BBB−.7 Index	B-/P	246	1,406	248	1/17/47	300 bp — Monthly	(2)
CMBX NA BBB−.7 Index	B-/P	1,722	9,842	1,739	1/17/47	300 bp — Monthly	(12)
Credit Suisse International
CMBX NA A.7 Index	B-/P	37	279	48	1/17/47	200 bp — Monthly	(11)
CMBX NA A.7 Index	B-/P	291	1,956	338	1/17/47	200 bp — Monthly	(46)
Goldman Sachs International
CMBX NA A.13 Index	A-/P	(5)	1,000	76	12/16/72	200 bp — Monthly	(80)
CMBX NA BBB−.7 Index	B-/P	1,463	5,624	994	1/17/47	300 bp — Monthly	472
JPMorgan Securities LLC
CMBX NA BB.6 Index	CCC-/P	3,089	3,108	807	5/11/63	500 bp — Monthly	2,285
CMBX NA BBB−.13 Index	BBB−/P	132	1,000	231	12/16/72	300 bp — Monthly	(98)
CMBX NA BBB−.8 Index	B+/P	156	1,000	99	10/17/57	300 bp — Monthly	57
Morgan Stanley & Co. International PLC
CMBX NA BB.6 Index	CCC-/P	1,602	4,662	1,210	5/11/63	500 bp — Monthly	396
Upfront premium received		24,718		Unrealized appreciation		6,740
Upfront premium (paid)		(5)		Unrealized (depreciation)		(299)
Total		$24,713		Total		$6,441
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/24 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(4,177)	$9,000	$3,686	11/17/59	(500 bp) — Monthly	$(498)
CMBX NA BB.10 Index	(1,612)	4,000	1,638	11/17/59	(500 bp) — Monthly	23
CMBX NA BB.10 Index	(1,612)	4,000	1,638	11/17/59	(500 bp) — Monthly	23
CMBX NA BB.10 Index	(806)	2,000	819	11/17/59	(500 bp) — Monthly	12
CMBX NA BB.6 Index	(3,830)	15,023	3,900	5/11/63	(500 bp) — Monthly	59
CMBX NA BB.7 Index	(1,559)	4,902	1,603	1/17/47	(500 bp) — Monthly	40
CMBX NA BB.7 Index	(1,559)	4,902	1,603	1/17/47	(500 bp) — Monthly	40
CMBX NA BBB−.6 Index	(700)	4,897	652	5/11/63	(300 bp) — Monthly	(51)
CMBX NA BBB−.6 Index	(2,545)	3,562	474	5/11/63	(300 bp) — Monthly	(2,072)
CMBX NA BBB−.6 Index	(556)	890	119	5/11/63	(300 bp) — Monthly	(437)
Goldman Sachs International
CMBX NA BB.7 Index	(1,714)	4,202	1,374	1/17/47	(500 bp) — Monthly	(344)
CMBX NA BBB−.12 Index	(527)	2,000	419	8/17/61	(300 bp) — Monthly	(109)

Putnam VT Global Asset Allocation Fund 31

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
JPMorgan Securities LLC
CMBX NA A.7 Index	$(169)	$2,235	$386	1/17/47	(200 bp) — Monthly	$217
CMBX NA BBB−.11 Index	(110)	1,000	138	11/18/54	(300 bp) — Monthly	27
CMBX NA BBB−.6 Index	(4,906)	9,794	1,305	5/11/63	(300 bp) — Monthly	(3,606)
CMBX NA BBB−.7 Index	(6,573)	13,123	2,319	1/17/47	(300 bp) — Monthly	(4,261)
Merrill Lynch International
CMBX NA BB.10 Index	(114)	2,000	819	11/17/59	(500 bp) — Monthly	704
CMBX NA BB.11 Index	(494)	1,000	292	11/18/54	(500 bp) — Monthly	(203)
CMBX NA BBB−.7 Index	(328)	1,875	331	1/17/47	(300 bp) — Monthly	3
Morgan Stanley & Co. International PLC
CMBX NA BB.7 Index	(302)	700	229	1/17/47	(500 bp) — Monthly	(74)
CMBX NA BB.9 Index	(424)	1,000	393	9/17/58	(500 bp) — Monthly	(31)
CMBX NA BBB−.10 Index	(7,761)	24,000	4,567	11/17/59	(300 bp) — Monthly	(3,206)
CMBX NA BBB−.12 Index	(6,999)	22,000	4,613	8/17/61	(300 bp) — Monthly	(2,400)
CMBX NA BBB−.13 Index	(318)	1,000	231	12/16/72	(300 bp) — Monthly	(88)
CMBX NA BBB−.7 Index	(527)	1,875	331	1/17/47	(300 bp) — Monthly	(197)
CMBX NA BBB−.8 Index	(206)	1,000	99	10/17/57	(300 bp) — Monthly	(107)
Upfront premium received	—		Unrealized appreciation		1,148
Upfront premium (paid)	(50,428)		Unrealized (depreciation)		(17,684)
Total	$(50,428)		Total		$(16,536)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/24 (Unaudited)
Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
CDX NA HY Series 42 Index	B+/P	$(85,194)	$1,248,000	$78,312	6/20/29	500 bp — Quarterly	$(4,976)
CDX NA IG Series 42 Index	BBB+/P	(111,128)	5,000,000	102,150	6/20/29	100 bp — Quarterly	(6,515)
Total	$(196,322)		$(11,491)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

32 Putnam VT Global Asset Allocation Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,713,930	$1,106,490	$—
Capital goods	1,819,458	682,465	—
Communication services	1,407,405	240,447	—
Conglomerates	1,091,565	306,870	—
Consumer cyclicals	9,835,695	1,366,671	—
Consumer staples	2,810,541	996,349	—
Energy	1,960,483	451,618	—
Financials	6,983,529	2,070,761	—
Health care	6,239,679	1,202,433	—
Technology	22,373,289	865,672	—
Transportation	761,222	235,244	—
Utilities and power	1,529,665	442,856	—
Total common stocks	58,526,461	9,967,876	—
Convertible bonds and notes	—	29,885	—
Convertible preferred stocks	—	10,235	—
Corporate bonds and notes	—	12,090,908	—
Foreign government and agency bonds and notes	—	347,303	—
Mortgage-backed securities	—	1,984,830	—
Purchased options outstanding	—	18,291	—
Senior loans	—	328,379	—
U.S. government and agency mortgage obligations	—	13,443,343	—
Short-term investments	70,000	17,434,854	—
Totals by level	$58,596,461	$55,655,904	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(3,105)	$—
Futures contracts	144,973	—	—
Written options outstanding	—	(5,336)	—
TBA sale commitments	—	(5,338,435)	—
Interest rate swap contracts	—	23,330	—
Total return swap contracts	—	31,867	—
Credit default contracts	—	200,451	—
Totals by level	$144,973	$(5,091,228)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 33

Financial Statements

Statement of assets and liabilities

6/30/24 (Unaudited)

Assets
Investment in securities, at value, (Notes 1 and 9):
Unaffiliated issuers (identified cost $71,984,992)	$97,510,664
Affiliated issuers (identified cost $16,741,701) (Note 5)	16,741,701
Cash	1,849
Foreign currency (cost $9,108) (Note 1)	8,871
Dividends, interest and other receivables	385,477
Foreign tax reclaim	49,671
Receivable for shares of the fund sold	80,887
Receivable for investments sold	11,870
Receivable for sales of TBA securities (Note 1)	2,908,821
Receivable for variation margin on futures contracts (Note 1)	46,275
Receivable for variation margin on centrally cleared swap contracts (Note 1)	3,395
Unrealized appreciation on forward currency contracts (Note 1)	18,879
Unrealized appreciation on OTC swap contracts (Note 1)	41,795
Premium paid on OTC swap contracts (Note 1)	50,433
Deposits with broker (Note 1)	295,930
Total assets	118,156,518

Liabilities
Payable for investments purchased	33,312
Payable for purchases of TBA securities (Note 1)	6,995,098
Payable for shares of the fund repurchased	51,113
Payable for compensation of Manager (Note 2)	97,602
Payable for custodian fees (Note 2)	26,380
Payable for investor servicing fees (Note 2)	17,989
Payable for Trustee compensation and expenses (Note 2)	78,711
Payable for administrative services (Note 2)	240
Payable for distribution fees (Note 2)	13,950
Payable for variation margin on futures contracts (Note 1)	52,703
Payable for variation margin on centrally cleared swap contracts (Note 1)	12,487
Unrealized depreciation on OTC swap contracts (Note 1)	20,023
Premium received on OTC swap contracts (Note 1)	24,718
Unrealized depreciation on forward currency contracts (Note 1)	21,984
Written options outstanding, at value (premiums $48,125) (Note 1)	5,336
TBA sale commitments, at value (proceeds receivable $5,352,011) (Note 1)	5,338,435
Collateral on certain derivative contracts, at value (Notes 1 and 9)	70,000
Payable to broker (Note 1)	4,737
Other accrued expenses	75,155
Total liabilities	12,939,973
Net assets	$105,216,545

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$72,847,334
Total distributable earnings (Note 1)	32,369,211
Total — Representing net assets applicable to capital shares outstanding	$105,216,545

Computation of net asset value Class IA
Net assets	$70,234,257
Number of shares outstanding	3,708,591
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$18.94

Computation of net asset value Class IB
Net assets	$34,982,288
Number of shares outstanding	1,813,020
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$19.30

The accompanying notes are an integral part of these financial statements.

34 Putnam VT Global Asset Allocation Fund

Statement of operations

Six months ended 6/30/24 (Unaudited)

Investment income
Interest (including interest income of $323,247 from investments in affiliated issuers) (Note 5)	$846,515
Dividends (net of foreign tax of $26,289)	603,148
Securities lending (net of expenses) (Notes 1 and 5)	107
Total investment income	1,449,770

Expenses
Compensation of Manager (Note 2)	295,592
Investor servicing fees (Note 2)	35,749
Custodian fees (Note 2)	41,167
Trustee compensation and expenses (Note 2)	2,764
Distribution fees (Note 2)	40,647
Administrative services (Note 2)	698
Auditing and tax fees	65,363
Other	10,771
Fees waived and reimbursed by Manager (Note 2)	(18,600)
Total expenses	474,151
Expense reduction (Note 2)	(645)
Net expenses	473,506
Net investment income	976,264

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	8,461,157
Foreign currency transactions (Note 1)	(594)
Forward currency contracts (Note 1)	(19,806)
Futures contracts (Note 1)	(1,453,030)
Swap contracts (Note 1)	618,363
Total net realized gain	7,606,090
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	1,737,323
Assets and liabilities in foreign currencies	(2,080)
Forward currency contracts	10,547
Futures contracts	(135,532)
Swap contracts	(78,913)
Written options	20,730
Total change in net unrealized appreciation	1,552,075
Net gain on investments	9,158,165
Net increase in net assets resulting from operations	$10,134,429

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 35

Statement of changes in net assets

	Six months ended 6/30/24*	Year ended 12/31/23
Increase in net assets
Operations:
Net investment income	$976,264	$1,749,614
Net realized gain (loss) on investments and foreign currency transactions	7,606,090	(132,641)
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	1,552,075	14,279,687
Net increase in net assets resulting from operations	10,134,429	15,896,660
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(1,703,708)	(1,231,765)
Class IB	(704,262)	(480,710)
Decrease from capital share transactions (Note 4)	(2,745,032)	(11,027,900)
Total increase in net assets	4,981,427	3,156,285
Net assets:
Beginning of period	100,235,118	97,078,833
End of period	$105,216,545	$100,235,118
* Unaudited.

The accompanying notes are an integral part of these financial statements.

36 Putnam VT Global Asset Allocation Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
6/30/24†	$17.56	.18	1.65	1.83	(.45)	—	(.45)	$18.94	10.51*	$70,234	.42* f	1.00* f	121*
12/31/23	15.19	.30	2.36	2.66	(.29)	—	(.29)	17.56	17.78	68,403	.86[f]	1.87[f]	262
12/31/22	20.05	.25	(3.20)	(2.95)	(.29)	(1.62)	(1.91)	15.19	(15.82)	66,140	.86[f]	1.56[f]	262
12/31/21	18.21	.22	2.30	2.52	(.18)	(.50)	(.68)	20.05	14.25	89,120.84		1.13	306
12/31/20	16.95	.22	1.72	1.94	(.36)	(.32)	(.68)	18.21	12.58	87,732.86		1.32	320
12/31/19	15.17	.32	2.26	2.58	(.29)	(.51)	(.80)	16.95	17.42	88,722	.86[f]	1.98[f]	164
Class IB
6/30/24†	$17.86	.16	1.69	1.85	(.41)	—	(.41)	$19.30	10.41*	$34,982	.55* f	.87* f	121*
12/31/23	15.44	.26	2.41	2.67	(.25)	—	(.25)	17.86	17.48	31,832	1.11[f]	1.62[f]	262
12/31/22	20.34	.22	(3.26)	(3.04)	(.24)	(1.62)	(1.86)	15.44	(16.03)	30,939	1.11[f]	1.30[f]	262
12/31/21	18.47	.17	2.34	2.51	(.14)	(.50)	(.64)	20.34	13.95	40,953	1.09	.88	306
12/31/20	17.17	.18	1.75	1.93	(.31)	(.32)	(.63)	18.47	12.31	38,431	1.11	1.06	320
12/31/19	15.35	.28	2.29	2.57	(.24)	(.51)	(.75)	17.17	17.13	36,773	1.11[f]	1.72[f]	164

* Not annualized.

† Unaudited.

a  Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b  The charges and expenses at the insurance company separate account level are not reflected.

c  Total return assumes dividend reinvestment.

d  Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e  Portfolio turnover includes TBA purchase and sale commitments.

f  Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets
6/30/24	0.02%
12/31/23	0.07
12/31/22	0.05
12/31/19	0.01

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 37

Notes to financial statements  6/30/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from January 1, 2024 through June 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an affiliate of Putnam Management
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act, as an open-end management investment company. The goal of the fund is to seek long-term return consistent with preservation of capital. The fund invests a majority of its assets in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in a diversified portfolio of fixed-income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes. Putnam Management may also use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

38 Putnam VT Global Asset Allocation Fund

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk, for gaining exposure to interest rates, for hedging against changes in values of securities it owns, owned or expects to own, for hedging prepayment risk, for generating additional income for the portfolio, for enhancing returns on securities owned, for enhancing the return on a security owned, for gaining exposure to securities and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates and for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Putnam VT Global Asset Allocation Fund 39

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging interest rate risk, for gaining exposure on interest rates, and for hedging prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $88,727 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for managing exposure to specific sectors or industries, for managing exposure to specific securities, for gaining exposure to a basket of securities, for gaining exposure to specific markets or countries and for gaining exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $207,204 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

40 Putnam VT Global Asset Allocation Fund

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $17,189 on open derivative contracts subject to the Master Agreements. There was no collateral pledged by the fund at period end for these agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund had no securities out on loan.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$867,173	$—	$867,173

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $84,537,584, resulting in gross unrealized appreciation and depreciation of $27,485,202 and $2,716,676, respectively, or net unrealized appreciation of $24,768,526.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Putnam VT Global Asset Allocation Fund 41

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 39.5% of the fund is owned by accounts of one insurance company.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.290% of the fund’s average net assets.

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In addition, effective July 15, 2024, Franklin Advisers has retained Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management.

Putnam Management has contractually agreed, through April 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $18,600 as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by PIL and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL. Effective July 15, 2024, Putnam Management transferred its sub-management contract with PIL in respect of the fund to Franklin Advisers.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund’s assets for which PAC is engaged as sub-advisor and 0.20% of the average net assets of the fixed-income portion of the fund’s assets for which PAC is engaged as sub-advisor. Effective July 15, 2024, Putnam Management transferred the sub-advisory contract among Putnam Management, PIL and PAC in respect of the fund to Franklin Advisers.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by Putnam Management based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$24,304
Class IB	11,445
Total	$35,749

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $645 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $80, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. Effective August 2, 2024, Franklin Distributors ,LLC, an indirect wholly-owned subsidiary of Franklin Templeton, will replace Putnam Retail Management Limited Partnership as the fund’s distributor and principal underwriter. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$113,446,573	$127,286,760
U.S. government securities (Long-term)	—	—
Total	$113,446,573	$127,286,760

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

42 Putnam VT Global Asset Allocation Fund

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Six months ended 6/30/24		Year ended 12/31/23		Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17,519	$313,167	42,329	$683,912	150,986	$2,861,078	127,924	$2,109,385
Shares issued in connection with reinvestment of distributions	92,342	1,703,708	79,264	1,231,765	37,441	704,262	30,348	480,710
	109,861	2,016,875	121,593	1,915,677	188,427	3,565,340	158,272	2,590,095
Shares repurchased	(296,757)	(5,404,373)	(579,637)	(9,323,982)	(157,490)	(2,922,874)	(379,468)	(6,209,690)
Net increase (decrease)	(186,896)	$(3,387,498)	(458,044)	$(7,408,305)	30,937	$642,466	(221,196)	$(3,619,595)

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/24
Short-term investments
Putnam Cash Collateral Pool, LLC*	$—	$806,748	$806,748	$2,382	$—
Putnam Short Term Investment Fund Class P†	7,887,915	17,259,950	8,406,164	323,247	16,741,701
Total Short-term investments	$7,887,915	$18,066,698	$9,212,912	$325,629	$16,741,701
* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.
† Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$1,000
Written equity option contracts (contract amount)	$700
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$2,500,000
Centrally cleared interest rate swap contracts (notional)	$11,200,000
OTC total return swap contracts (notional)	$14,100,000
OTC credit default contracts (notional)	$240,000
Centrally cleared credit default contracts (notional)	$5,700,000

Putnam VT Global Asset Allocation Fund 43

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables, Net assets — Unrealized appreciation	$218,723 *	Payables	$18,272
Foreign exchange contracts	Receivables	18,879	Payables	21,984
Equity contracts	Investments, Receivables, Net assets — Unrealized appreciation	104,745 *	Payables, Net assets — Unrealized depreciation	37,606 *
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	177,749 *	Payables, Net assets — Unrealized depreciation	31,763 *
Total		$520,096		$109,625
* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$164,344	$164,344
Foreign exchange contracts	—	—	(19,806)	—	$(19,806)
Equity contracts	(116,355)	(1,391,270)	—	475,266	$(1,032,359)
Interest rate contracts	—	(61,760)	—	(21,247)	$(83,007)
Total	$(116,355)	$(1,453,030)	$(19,806)	$618,363	$(970,828)
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(105,106)	$(105,106)
Foreign exchange contracts	—	—	10,547	—	$10,547
Equity contracts	4,396	238,572	—	40,287	$283,255
Interest rate contracts	—	(374,104)	—	(14,094)	$(388,198)
Total	$4,396	$(135,532)	$10,547	$(78,913)	$(199,502)

44 Putnam VT Global Asset Allocation Fund

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association
Assets:
Centrally cleared interest rate swap contracts§	$—	$—	$3,395	$—	$—	$—	$—	$—	$—
OTC Total return swap contracts*#	—	31,838	—	—	—	—	—	2,069	—
OTC Credit default contracts — protection sold*#	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased*#	—	—	—	—	—	16,095	—	1,788	—
Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	46,275	—	—	—	—	—
Forward currency contracts#	4	261	—	—	1,921	—	—	7,873	120
Purchased options**#	—	—	—	—	18,291	—	—	—	—
Total Assets	$4	$32,099	$3,395	$46,275	$20,212	$16,095	$—	$11,730	$120
Liabilities:
Centrally cleared interest rate swap contracts§	—	—	11,605	—	—	—	—	—	—
OTC Total return swap contracts*#	—	—	—	—	—	—	—	2,040	—
OTC Credit default contracts — protection sold*#	2,540	—	—	—	—	11,942	385	1,066	—
OTC Credit default contracts — protection purchased*#	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts§	—	—	882	—	—	—	—	—	—
Futures contracts§	—	—	—	1,476	—	—	—	—	—
Forward currency contracts#	714	—	—	—	77	—	—	1,587	103
Written options#	—	—	—	—	5,336	—	—	—	—
Total Liabilities	$3,254	$—	$12,487	$1,476	$5,413	$11,942	$385	$4,693	$103
Total Financial and Derivative Net Assets	$(3,250)	$32,099	$(9,092)	$44,799	$14,799	$4,153	$(385)	$7,037	$17
Total collateral received (pledged)†##	$—	$—	$—	$—	$14,799	$—	$—	$—	$—
Net amount	$(3,250)	$32,099	$(9,092)	$44,799	$—	$4,153	$(385)	$7,037	$17
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$70,000	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—	$—	$—

Putnam VT Global Asset Allocation Fund 45

Note 9: Offsetting of financial and derivative assets and liabilities cont.

	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate swap contracts§	$—	$—	$—	$—	$—	$—	$—	$—	$3,395
OTC Total return swap contracts*#	—	—	—	—	—	—	—	—	33,907
OTC Credit default contracts — protection sold*#	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased*#	—	4,135	1,440	10,434	—	—	—	—	33,892
Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	46,275
Forward currency contracts#	2,651	—	—	5,367	482	28	165	7	18,879
Purchased options**#	—	—	—	—	—	—	—	—	18,291
Total Assets	$2,651	$4,135	$1,440	$15,801	$482	$28	$165	$7	$154,639
Liabilities:
Centrally cleared interest rate swap contracts§	—	—	—	—	—	—	—	—	11,605
OTC Total return swap contracts*#	—	—	—	—	—	—	—	—	2,040
OTC Credit default contracts — protection sold*#	—	1,133	—	1,206	—	—	—	—	18,272
OTC Credit default contracts — protection purchased*#	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	882
Futures contracts§	—	51,226	—	—	—	—	—	—	52,702
Forward currency contracts#	4,792	—	—	2,788	310	8,505	2,779	329	21,984
Written options#	—	—	—	—	—	—	—	—	5,336
Total Liabilities	$4,792	$52,359	$—	$3,994	$310	$8,505	$2,779	$329	$112,821
Total Financial and Derivative Net Assets	$(2,141)	$(48,224)	$1,440	$11,807	$172	$(8,477)	$(2,614)	$(322)	$41,818
Total collateral received (pledged)†##	$—	$—	$—	$—	$—	$—	$—	$—
Net amount	$(2,141)	$(48,224)	$1,440	$11,807	$172	$(8,477)	$(2,614)	$(322)
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—	$—	$70,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—	$—	$—
*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $605,823 and $295,930, respectively.

46 Putnam VT Global Asset Allocation Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Putnam VT Global Asset Allocation Fund 47

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a New Management Contract (defined below) between your fund and Franklin Advisers, Inc. (“Franklin Advisers”), a new Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, Putnam Investments Limited (“PIL”), a new Sub-Advisory Contract (defined below) for your fund among Franklin Advisers, PIL, and The Putnam Advisory Company, LLC (“PAC”), and a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, PIL, and PAC are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”), the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract”), and the previous sub-advisory contract among Putnam Management, PIL, and PAC with respect to the FI/IS Funds (the “Previous Sub-Advisory Contract,” and, together with the Previous Management Contracts and the Previous Sub-Management Contract, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts, the Previous Sub-Management Contract, and the Previous Sub-Advisory Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts,” the “New Sub-Management Contract,” and the “New Sub-Advisory Contract,” respectively). (Because PIL and PAC are affiliates of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL and PAC, the Trustees did not attempt to evaluate PIL or PAC as separate entities.)

In addition to the New Management Contracts, New Sub-Management Contract, and New Sub-Advisory Contract, the Board of Trustees of your fund considered and approved the New Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts, New Sub-Management Contract, and New Sub-Advisory Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts, New Sub-Management Contract, and New Sub-Advisory Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

48 Putnam VT Global Asset Allocation Fund

With respect to the New Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts, New Sub-Management Contract, and New Sub-Advisory Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

Under its Previous Management Contract and under its New Management Contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase (“Fund Family Breakpoints”). The Trustees considered that breakpoints in a fund’s management fee schedule, such as the Fund Family Breakpoints in place for your fund, were one way in which economies of scale in managing a fund can be shared with the fund’s shareholders. The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. However, in the case of your fund, the second expense limitation applied during its fiscal year ending in 2023. Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, and PSERV have agreed to maintain these expense limitations until at least April 30, 2026. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together

Putnam VT Global Asset Allocation Fund 49

on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding

50 Putnam VT Global Asset Allocation Fund

the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) – Mixed-Asset Target Allocation Moderate Funds) for the one-year, three-year and five-year periods ended December 31, 2023 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period
Three-year period
Five-year period
1st
1st
1st

For the one-year period ended December 31, 2023, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2023, there were 287, 279 and 260 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the planned consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which is expected to take place in August 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on or around the time of the Consolidation. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumes the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

Putnam VT Global Asset Allocation Fund 51

© 2024 Franklin Templeton. All rights reserved.	38923-SFSOI 08/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Accounting Officer

Date: August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 29, 2024

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Financial Officer

Date: August 29, 2024